UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 01/31/2011

Item 1 – Report to Stockholders

January 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 SEMI-ANNUAL REPORT JANUARY 31, 2011

Dear Shareholder

Economic data fluctuated widely throughout 2010, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural prob-

lems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. The sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge to global growth, but overall levels of uncertainty are gradually declining as the United States and the world economy are progressing from a stimulus-driven recovery into a consumption-driven expansion.

In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy. It is important to note that we are in the midst of the first global economic recovery that is being led by emerging economies, and the United States has only just begun its transition to a self-sustaining expansion, suggesting that economic improvements still have a way to go.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Stocks continued their advance through most of January until the political unrest in Egypt and widespread discord across the Middle East caused a sharp, but temporary decline at the end of the period. US stocks outpaced most international markets over the 12-month period. Small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing prices downward) through year end and into the New Year. However, on a 12-month basis, yields were lower overall and fixed income markets performed well. Conversely, the tax-exempt municipal market was dealt an additional blow as it became evident that the Build

America Bond program would expire at the end of 2010. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and sparked additional volatility in the municipal market. These conditions began to moderate as the period came to a close and the market has shown signs of improvement in supply-and-demand technicals.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of January 31, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	17.93%	22.19%
US small cap equities (Russell 2000 Index)	20.75	31.36
International equities (MSCI Europe, Australasia, Far East Index)	16.10	15.38
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.06	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.25)	5.25
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.20	5.06
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(2.84)	1.10
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	8.65	15.96
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine,

where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder

Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Municipal Market Overview

As of January 31, 2011

The municipal market began the period with a strong tone as rates fell (and prices rose) along with those of US Treasuries. However, the cliché of the
“perfect storm” of negative events all conspired in the final months of 2010, leading to the worst quarterly performance for the municipal market since the tightening cycle of 1994. Treasury yields lost their support as concerns about the US deficit raised questions over the willingness of foreign investors to continue to purchase Treasury securities, at least at the previous historically low yields. Municipal valuations also suffered a quick and severe setback as it became evident that the Build America Bond (“BAB”) program would expire at year-end. The program had opened the taxable market to municipal issuers, which had successfully alleviated supply pressure in the traditional tax-exempt marketplace, bringing down yields in that space.

The financial media has been replete with interviews, articles and presentations advertising the stress experienced in municipal finance, resulting in a loss of confidence among retail investors who buy individual bonds or mutual funds. From the middle of November through year-end, funds specializing in tax-exempt bonds witnessed weekly outflows averaging over $2.5 billion. Long-term and high-yield funds saw the greatest redemptions, followed by state-
specific funds to a lesser but still significant degree. Demand usually is strong at the beginning of the new year against a backdrop of low new-issue supply, but the mutual fund outflows continued in January, putting additional upward pressure on municipal yields. Political uncertainty surrounding the midterm elections and the approach taken by the new Congress on issues such as income tax rates and alternative minimum tax (and the previously mentioned
BAB non-extension) exacerbated the situation. All these conditions, combined with the seasonal illiquidity surrounding year-end holidays and dealers closing their fiscal books, sapped willing market participation from the trading community.

As demand for municipal securities from traditional retail investors was declining and trading desk liquidity was being curtailed, there was no comparable reduction in supply. As it became evident that the BAB program would be retired, issuers rushed deals to market both in the taxable municipal space and, to a lesser degree, in the traditional tax-exempt space. This imbalance in the supply/demand technicals provided the classic market action, leading to wider quality spreads and higher bond yields. The municipal curve steepened as the issuance was concentrated in longer (greater than 20-year) maturities. Curve steepening that began in October accelerated in November, spurred on by Treasury weakness, heavy supply and record outflows. As measured by Thomson
Municipal Market Data, AAA-rated municipals rose nearly 82 basis points (“bps”) for maturities 25 years and longer from July 31, 2010, to January 31,
2011. The spread between two-year and 30-year maturities widened from 360 bps to 406 bps over the period.

The fundamental picture for municipalities will be subject to scrutiny for months to come, as the challenges to state and local budgets are real and need to be addressed with significant cuts to expenses and tax revenue increases. The debates around austerity measures needed to succeed in balancing these budgets are not over whether action needs to be taken, but over degree, approach and political will to accomplish these needs. The attention shone upon municipal finance has the potential to improve this market for the future if these efforts result in greater means toward disclosure and accuracy (and timeli-
ness) of reporting. Early tests to judge progress will come soon as California, Illinois and Puerto Rico need to take austerity measures and access financing in the municipal market to address relatively immediate fiscal imbalances. BlackRock favors a more constructive outlook for the municipal market heading into 2011 as the typical, and this year particularly atypical, weakness passes.

4 SEMI-ANNUAL REPORT JANUARY 31, 2011

Fund Summary as of January 31, 2011 BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Overview

BlackRock Muni New York Intermediate Duration Fund, Inc.’s (MNE) (the “Fund”) investment objective is to provide Common Shareholders with high current income exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income tax (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment.
Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with a duration of three to ten years.
The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Fund returned (3.95)% based on market price and (3.72)% based on net asset value (“NAV”).
For the same period, the closed-end Lipper Intermediate Municipal Debt Funds category posted an average return of (4.76)% based on market price and (3.09)% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s performance was hindered by a below-average yield relative to its Lipper category. In addition, the Fund’s long duration bias relative to intermediate fund parameters detracted significantly in the rising interest rate environment of the period. A generally negative municipal market further hindered Fund performance, as did the Fund’s low exposure to the pre-refunded sector that led the municipal market.
Similarly, the Fund’s exposure to the transportation sector detracted, as it was one of the poorest performers. On the positive side, the Fund’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. Finally, the Fund benefited from exposure to the housing sector, which was one of the market’s better performers, and lack of exposure to the tobacco sector, which was the worst performer.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MNE
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2011 ($12.66)[1]	5.78%
Tax Equivalent Yield[2]	8.89%
Current Monthly Distribution per Common Share[3]	$0.061
Current Annualized Distribution per Common Share[3]	$0.732
Leverage as of January 31, 2011[4]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the
Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see
The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$12.66	$13.54	(6.50)%	$14.26	$12.05
Net Asset Value	$13.59	$14.50	(6.28)%	$15.03	$13.35

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
Health	15%	14%
County/City/Special District/School District	15	16
Transportation	15	14
State	13	13
Housing	12	13
Corporate	11	9
Education	10	10
Utilities	8	10
Tobacco	1	1

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	7%	13%
AA/Aa	37	29
A	26	31
BBB/Baa	18	13
BB/Ba	5	5
CCC/Caa	2	3
Not Rated	5	6[6]

5 Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Service
(“Moody’s”) ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2010, the market value of these securities was $1,690,946 representing 2%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT JANUARY 31, 2011 5

Fund Summary as of January 31, 2011 BlackRock MuniYield Arizona Fund, Inc.

Fund Overview

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Arizona income taxes as is consistent with its investment policies and prudent investment management.
The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Fund returned (8.45)% based on market price and (6.37)% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of (8.40)% based on market price and
(5.41)% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s exposure to the housing sector contributed to performance as this sector outperformed the general municipal market. Additionally, the Fund’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period. Conversely, the Fund’s long duration stance detracted from performance, again due to the rising rate environment. In addition, the Fund’s exposure to longer maturity bonds detracted as the long end of the yield curve steepened during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE Amex	MZA
Initial Offering Date	October 29, 1993
Yield on Closing Market Price as of January 31, 2011 ($12.13)[1]	6.88%
Tax Equivalent Yield[2]	10.58%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Leverage as of January 31, 2011[4]	41%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$12.13	$13.67	(11.27)%	$14.25	$11.50
Net Asset Value	$12.46	$13.73	(9.25)%	$14.26	$12.05

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
County/City/Special District/School District	33%	37%
Utilities	21	21
State	14	14
Health	10	8
Education	10	9
Transportation	7	5
Housing	5	6

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	18%	27%
AA/Aa	39	31
A	30	31
BBB/Baa	11	8
BB/Ba	1	1
B	1	1
Not Rated	—	1
[5] Using the higher of S&P’s or Moody’s ratings.

6 SEMI-ANNUAL REPORT JANUARY 31, 2011

Fund Summary as of January 31, 2011 BlackRock MuniYield California Fund, Inc.

Fund Overview

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-
term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Fund returned (8.75)% based on market price and (8.00)% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (9.24)% based on market price and (8.09)% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund maintained a low average cash reserve level, which benefited total return by delivering a competitive level of income accrual relative to the Lipper peer group. Increased exposure to tender option bonds to take advantage of the historically steep municipal yield curve also benefited the income accrual. As a result, the Fund was able to increase dividend payments twice over the period. In addition, the Fund’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. Conversely, a generally negative municipal market environ-
ment hindered Fund performance. Some widening of credit spreads, especially among California school districts and healthcare credits, detracted from
Fund performance, as did a relatively long duration posture given the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYC
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2011 ($12.75)[1]	7.44%
Tax Equivalent Yield[2]	11.45%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Leverage as of January 31, 2011[4]	44%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$12.75	$14.44	(11.70)%	$15.00	$12.27
Net Asset Value	$13.14	$14.76	(10.98)%	$15.41	$12.65

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
County/City/Special District/School District	42%	35%
Utilities	25	26
Education	10	14
Health	9	8
Corporate	5	7
State	5	6
Transportation	3	3
Housing	1	1

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	7%	27%
AA/Aa	67	46
A	20	24
BBB/Baa	5	2
Not Rated	1	1[6]

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2010, the market value of these securities were $2,416,739, representing 1% of the Fund’s long-term investments.

SEMI-ANNUAL REPORT JANUARY 31, 2011 7

Fund Summary as of January 31, 2011 BlackRock MuniYield Investment Fund

Fund Overview

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Fund returned (9.15)% based on market price and (8.44)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (8.46)% based on market price and (6.45)% based on NAV. All returns reflect reinvestment of dividends. The Fund moved from a premium to NAV to a discount by period end, which accounts for the difference between performance based on market price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s exposure to longer-duration and longer-maturity bonds detracted from performance as the long end of the yield curve steepened during the period. Additionally, the Fund’s holdings in the health care and transportation sectors hindered performance as both sectors underperformed the general municipal market. Conversely, the Fund’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. In addition, the Fund benefited from exposure to the housing sector, which was one of the market’s better performers. Finally, the Fund’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYF
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2011 ($12.62)[1]	7.37%
Tax Equivalent Yield[2]	11.34%
Current Monthly Distribution per Common Share[3]	$0.0775
Current Annualized Distribution per Common Share[3]	$0.9300
Leverage as of January 31, 2011[4]	42%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$12.62	$14.36	(12.12)%	$15.10	$11.73
Net Asset Value	$12.63	$14.26	(11.43)%	$14.78	$12.16

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
County/City/Special District/School District	24%	22%
Health	19	20
Transportation	19	21
Utilities	16	15
State	7	7
Education	6	7
Housing	4	4
Corporate	4	4
Tobacco	1	—

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	8%	16%
AA/Aa	61	52
A	23	26
BBB/Baa	6	4
Not Rated[6]	2	2

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2011 and July 31, 2010, the market value of these securities were $583,256, representing 1% and $635,244, represent-
ing 1%, respectively, of the Fund’s long-term investments.

8 SEMI-ANNUAL REPORT JANUARY 31, 2011

Fund Summary as of January 31, 2011 BlackRock MuniYield New Jersey Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Fund returned (9.81)% based on market price and (6.05)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (9.78)% based on market price and
(6.43)% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s exposure to longer-duration and longer-maturity bonds detracted from performance as the long end of the yield curve steepened during the period. Conversely, the Fund’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. In addition, the
Fund benefited from exposure to the housing sector, which was one of the market’s better performers. Finally, the Fund’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYJ
Initial Offering Date	May 1, 1992
Yield on Closing Market Price as of January 31, 2011 ($13.30)[1]	6.54%
Tax Equivalent Yield[2]	10.06%
Current Monthly Distribution per Common Share[3]	$0.0725
Current Annualized Distribution per Common Share[3]	$0.8700
Leverage as of January 31, 2011[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$13.30	$15.19	(12.44)%	$15.97	$12.59
Net Asset Value	$13.90	$15.24	(8.79)%	$15.75	$13.49

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
State	27%	26%
County/City/Special District/School District	17	15
Transportation	14	14
Health	12	12
Housing	12	12
Education	11	12
Utilities	4	4
Corporate	3	3
Tobacco	—	2

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	7%	23%
AA/Aa	52	32
A	28	31
BBB/Baa	10	9
BB/Ba	—	2
Not Rated[6]	3	3

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2011 and July 31, 2010, the market value of these securities were $3,322,685, representing 1% and $8,311,633, repre-
senting 3%, respectively, of the Fund's long-term investments.

SEMI-ANNUAL REPORT JANUARY 31, 2011 9

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their common shares of beneficial interest (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Funds issue preferred shares (“Preferred Shares”), which pay dividends at prevailing short-term interest rates, and invest the pro-
ceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s holders of Common Shares (“Common
Shareholders”) will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-
term interest rates are 6%, the yield curve has a strongly positive slope.
In this case, the Fund pays dividends on the $50 million of Preferred
Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the
Preferred Shares issuance earn income based on long-term interest rates.
In this case, the dividends paid to holders of Preferred Shares (“Preferred
Shareholders”) are significantly lower than the income earned on the
Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup on the
Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays interest expense on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ Preferred Shares does not fluctuate in relation to inter-
est rates. As a result, changes in interest rates can influence the Funds’
NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of TOBs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with
Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the
TOB may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased income to the
Funds and Common Shareholders, but as described above, it also creates risks as short or long-term interest rates fluctuate. Leverage also will gener-
ally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate Preferred Shares issued by the Funds. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and/or
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2011, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
MNE	35%
MZA	41%
MYC	44%
MYF	42%
MYJ	36%

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial
Statements, which may constitute forms of economic leverage. Such instru-
ments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks.
Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appre-
ciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited) BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 119.3%
Corporate — 14.4%
Essex County Industrial Development Agency,
Refunding RB, International Paper, Series A, AMT,
5.20%, 12/01/23	$ 1,000	$ 942,510
Jefferson County Industrial Development Agency New York,
Refunding RB, Solid Waste, Series A, AMT,
5.20%, 12/01/20	500	477,715
New York City Industrial Development Agency, RB, AMT:
1990 American Airlines Inc. Project, 5.40%, 7/01/20	1,500	1,214,385
British Airways Plc Project, 7.63%, 12/01/32	1,000	1,001,980
Continental Airlines Inc. Project, Mandatory Put Bonds,
8.38%, 11/01/16	1,000	1,019,920
New York City Industrial Development Agency, Refunding
RB, Terminal One Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,048,570
5.50%, 1/01/24	1,000	983,630
New York State Energy Research & Development Authority,
Refunding RB:
Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC),
4.70%, 2/01/24	500	481,530
Rochester Gas & Electric Corp., Series C (NPFGC),
5.00%, 8/01/32 (a)	1,000	1,032,580
		8,202,820
County/City/Special District/School District — 20.9%
Amherst Development Corp., RB, University at Buffalo
Foundation Faculty-Student Housing Corp., Series A
(AGM), 4.00%, 10/01/24	1,000	895,820
City of New York New York, GO, Refunding, Series A,
5.00%, 8/01/24	500	514,365
City of New York New York, GO:
Series J (NPFGC), 5.25%, 5/15/18	1,500	1,630,095
Sub-Series F-1 (Syncora), 5.00%, 9/01/22	1,000	1,042,880
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,652,940
Sub-Series I-1, 5.13%, 4/01/25	750	772,800
New York City Industrial Development Agency, RB, Queens
Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/31	1,500	1,269,840
New York City Industrial Development Agency, Refunding
RB, Terminal One Group Association Project, AMT,
5.50%, 1/01/21 (a)	250	253,098
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (NPFGC), 5.00%, 7/15/24	500	512,240
Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	597,896
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project, 5.63%, 7/15/47	1,000	936,330
New York State Dormitory Authority, RB, Interagency
Council Pooled, Series A-1, 4.25%, 7/01/25	1,000	916,810
United Nations Development Corp. New York, Refunding
RB, Series A, 4.25%, 7/01/24	1,000	934,730
		11,929,844

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education — 14.5%
Dutchess County Industrial Development Agency New York,
Refunding RB, Bard College Civic Facility, Series A-1,
5.00%, 8/01/22	$ 750	$ 754,627
Nassau County Industrial Development Agency,
Refunding RB, New York Institute of Technology Project,
Series A, 5.00%, 3/01/21	1,000	1,004,740
New York City Industrial Development Agency, RB,
Lycee Francais de New York Project, Series A (ACA),
5.50%, 6/01/15	500	521,860
New York City Industrial Development Agency,
Refunding RB, Polytechnic University Project (ACA),
4.70%, 11/01/22	1,000	915,120
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM),
4.00%, 11/01/18 (b)	880	865,559
Convent of the Sacred Heart (AGM),
5.00%, 11/01/21 (b)	120	120,708
Master BOCES Program Lease (AGM),
3.50%, 8/15/25	250	214,373
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,010,680
Mount Sinai School of Medicine, Series A (NPFGC),
5.15%, 7/01/24	250	244,800
The New School, 5.25%, 7/01/24	750	752,730
Schenectady County Industrial Development Agency,
Refunding RB, Union College Project, 5.00%, 7/01/26	1,000	1,014,640
Suffolk County Industrial Development Agency,
Refunding RB, New York Institute of Technology Project,
5.25%, 3/01/21	600	605,166
Trust for Cultural Resources, RB, Museum of American
Folk Art (ACA), 6.13%, 7/01/30	500	274,995
		8,299,998
Health — 22.9%
Dutchess County Industrial Development Agency, RB:
St. Francis Hospital, Series B, 7.25%, 3/01/19	355	346,001
Vassar Brothers Medical Center (AGC),
5.00%, 4/01/21	215	213,431
Dutchess County Local Development Corp., Refunding
RB, Health Quest System Inc., Series A (AGC),
5.25%, 7/01/25	1,000	962,290
Erie County Industrial Development Agency, RB, Episcopal
Church Home, Series A, 5.88%, 2/01/18	905	904,747
Genesee County Industrial Development Agency New York,
Refunding RB, United Memorial Medical Center Project,
4.75%, 12/01/14	280	270,654
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 4.20%, 8/15/25	500	509,965
New York City Industrial Development Agency, RB,
PSCH Inc. Project, 6.20%, 7/01/20	1,415	1,297,060

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		BOCES	Board of Cooperative Educational Services	IDA	Industrial Development Authority
Schedules of Investments, the names and descriptions of		CAB	Capital Appreciation Bonds	IDRB	Industrial Development Revenue Bonds
many of the securities have been abbreviated according		CIFG	CDC IXIS Financial Guaranty	ISD	Independent School District
to the following list:		COP	Certificates of Participation	LRB	Lease Revenue Bonds
		EDA	Economic Development Authority	MRB	Mortgage Revenue Bonds
ACA	ACA Financial Guaranty Corp.	ERB	Education Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	PILOT	Payment in Lieu of Taxes
AGM	Assured Guaranty Municipal Corp.	FHA	Federal Housing Administration	RB	Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	SONYMA	State of New York Mortgage Agency
		HRB	Housing Revenue Bonds
See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 11

Schedule of Investments (continued) BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
NYU Hospital Center, Series A, 5.00%, 7/01/22	$ 1,000	$ 974,500
NYU Hospital Center, Series B, 5.25%, 7/01/24	455	446,396
New York State Association for Retarded Children, Inc.,
Series A, 5.30%, 7/01/23	450	459,162
North Shore-Long Island Jewish Health System,
Series A, 5.25%, 5/01/25	780	767,871
New York State Dormitory Authority, Refunding RB:
Lenox Hill Hospital Obligation Group, 5.75%, 7/01/17	500	504,430
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	250	232,582
North Shore-Long Island Jewish Health System,
Series E, 5.00%, 5/01/22	650	651,384
Saratoga County Industrial Development Agency New York,
Refunding RB, The Saratoga Hospital Project, Series A
(Radian), 4.38%, 12/01/13	365	378,180
Suffolk County Industrial Development Agency
New York, Refunding RB, Jeffersons Ferry Project,
4.63%, 11/01/16	800	810,424
Tompkins County Industrial Development Agency New York,
Refunding RB, Continuing Care Retirement Community,
Kendal at Ithaca Project,
Series A-2:
5.75%, 7/01/18	250	250,140
6.00%, 7/01/24	1,000	999,880
Westchester County Industrial Development Agency
New York, MRB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	1,000	939,840
Westchester County Industrial Development Agency
New York, RB, Special Needs Facilities Pooled Program,
Series D-1, 6.80%, 7/0/19	515	496,099
Yonkers Industrial Development Agency New York, RB,
Sacred Heart Associations Project, Series A, AMT
(SONYMA), 4.80%, 10/01/26	750	674,857
		13,089,893
Housing — 13.7%
New York City Housing Development Corp., RB,
Series H-2-A, AMT, 5.00%, 11/01/30	780	708,833
New York Mortgage Agency, Refunding MRB, 44th Series,
AMT, 4.00%, 10/01/21	500	472,765
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 130, 4.75%, 10/01/30	2,500	2,287,425
Series 133, 4.95%, 10/01/21	395	397,247
Series 143, 4.85%, 10/01/27	500	460,995
New York State Urban Development Corp., RB, Subordinate
Lien, Corporate Purpose, Series A, 5.13%, 7/01/19	2,000	2,101,440
Yonkers Economic Development Corp., Refunding RB,
Riverview II (Freddie Mac), 4.50%, 5/01/25	1,500	1,416,795
		7,845,500
State — 11.4%
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/30	1,290	1,286,775
New York State Dormitory Authority, LRB, Municipal
Health Facilities, Sub-Series 2-4, 5.00%, 1/15/27	600	585,174
New York State Dormitory Authority, Refunding RB,
Department of Health, Series A (CIFG), 5.00%, 7/01/25	1,500	1,517,700
New York State Thruway Authority, Refunding RB,
Series A-1, 5.00%, 4/01/22	1,000	1,056,750
New York State Urban Development Corp., RB, State
Personal Income Tax, State Facilities, Series A-1
(NPFGC), 5.00%, 3/15/24	485	500,064
New York State Urban Development Corp., Refunding RB,
Service Contract, Series B, 5.00%, 1/01/21	1,500	1,586,520
		6,532,983

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Tobacco — 1.8%
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series B-1C, 5.50%, 6/01/22	$ 1,000	$ 1,051,630
Transportation — 12.9%
Metropolitan Transportation Authority, RB (NPFGC):
Series A, 5.00%, 11/15/24	2,000	2,026,220
Series B, 5.25%, 11/15/19	860	932,378
Metropolitan Transportation Authority, Refunding RB:
Series A (NPFGC), 5.00%, 11/15/25	2,000	1,983,340
Series B, 5.25%, 11/15/25	750	774,457
Port Authority of New York & New Jersey, RB,
JFK International Air Terminal, 5.00%, 12/01/20	1,000	966,310
Port Authority of New York & New Jersey, Refunding RB,
AMT, Consolidated:
152nd Series, 5.00%, 11/01/23	500	492,185
155th Series, 4.75%, 12/01/30	205	185,642
		7,360,532
Utilities — 6.8%
Long Island Power Authority, Refunding RB:
General, Series D (NPFGC), 5.00%, 9/01/25	3,000	3,002,760
Series A, 5.50%, 4/01/24	875	909,029
		3,911,789
Total Municipal Bonds in New York		68,224,989
Guam — 2.6%
County/City/Special District/School District — 0.6%
Territory of Guam, RB, Section 30, Series A,
5.38%, 12/01/24	325	316,534
State — 0.3%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	185	188,393
Utilities — 1.7%
Guam Government Waterworks Authority, Refunding RB,
Water, 6.00%, 7/01/25	1,000	992,800
Total Municipal Bonds in Guam		1,497,727
Puerto Rico — 21.1%
Education — 0.8%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, University Plaza Project, Series A (NPFGC),
5.00%, 7/01/33	500	433,255
Housing — 3.6%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	2,070	2,057,166
State — 5.5%
Commonwealth of Puerto Rico, GO, Public Improvement,
Series A, 5.25%, 7/01/16 (c)	615	723,677
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A (NPFGC), 5.50%, 7/01/21	1,000	1,005,860
Puerto Rico Municipal Finance Agency, GO, Series A,
5.25%, 8/01/25	1,000	941,890
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	500	502,045
		3,173,472
Transportation — 9.6%
Puerto Rico Highway & Transportation Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	3,000	3,227,520
Subordinate (FGIC), 5.75%, 7/01/21	2,000	2,012,180

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (concluded) BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Transportation (concluded)
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	$ 250	$ 242,385
		5,482,085
Utilities — 1.6%
Puerto Rico Electric Power Authority, RB, Series CCC,
4.25%, 7/01/23	1,000	907,450
Total Municipal Bonds in Puerto Rico		12,053,428
U.S. Virgin Islands — 3.3%
Corporate — 1.6%
United States Virgin Islands, Refunding RB, Senior
Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	500	496,350
Virgin Islands Public Finance Authority, RB, Senior
Secured, Hovensa Refinery, AMT, 4.70%, 7/01/22	500	422,120
		918,470
State — 1.7%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Matching Fund Loan Note, Series A, 5.25%, 10/01/24	1,000	968,380
Total Municipal Bonds in the U.S. Virgin Islands		1,886,850
Total Municipal Bonds — 146.3%		83,662,994
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
New York — 4.0%
County/City/Special District/School District — 1.4%
City of New York New York, GO, Sub-Series B-1,
5.25%, 9/01/22	750	799,162
Utilities — 2.6%
New York City Municipal Water Finance Authority,
Refunding RB, Series A, 4.75%, 6/15/30	1,500	1,455,720
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 4.0%		2,254,882
Total Long-Term Investments
(Cost — $87,213,729) — 150.3%		85,917,876
Short-Term Securities	Shares
BIF New York Municipal Money Fund 0.00% (e)(f)	746,617	746,617
Total Short-Term Securities
(Cost — $746,617) — 1.3%		746,617
Total Investments (Cost — $87,960,346*) — 151.6%		86,664,493
Other Assets Less Liabilities — 2.2%		1,266,090
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (2.0)%		(1,125,749)
Preferred Shares, at Redemption Value — (51.8)%		(29,626,219)
Net Assets Applicable to Common Shares — 100.0%		$ 57,178,615

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 86,684,926
Gross unrealized appreciation	$ 1,398,213
Gross unrealized depreciation	(2,543,646)
Net unrealized depreciation	$ (1,145,433)

(a) Variable rate security. Rate shown is as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Depreciation
Wells Fargo Bank	$ 986,267	$(1,409)

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
BIF New York
Municipal
Money Fund	1,976,046	(1,229,429)	746,617	$ 42

(f) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 85,917,876	—	$ 85,917,876
Short-Term
Securities	$ 746,617	—	—	746,617
Total	$ 746,617	$85,917,876	—	$ 86,664,493
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 13

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 136.3%
County/City/Special District/School District — 53.4%
City of Glendale Arizona, RB (NPFGC), 5.00%, 7/01/25 $	2,305	$ 2,326,944
City of Tucson Arizona, COP:
(AGC), 5.00%, 7/01/29	1,000	959,280
Series A (NPFGC), 5.00%, 7/01/20	1,500	1,542,180
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,176,837
5.00%, 12/01/29	1,250	1,119,075
Downtown Phoenix Hotel Corp., RB, Senior Series A
(FGIC), 5.00%, 7/01/36	245	183,716
Gila County Unified School District No. 10-Payson
Arizona, GO, School Improvement Project of 2006,
Series A (AMBAC), 5.25%, 7/01/27 (a)	500	499,430
Gilbert Public Facilities Municipal Property Corp. Arizona,
RB, 5.50%, 7/01/27	2,000	2,052,720
Gladden Farms Community Facilities District, GO,
5.50%, 7/15/31	750	609,060
Greater Arizona Development Authority, RB, Santa Cruz
County Jail, Series 2, 5.25%, 8/01/31	1,000	975,490
Maricopa County Community College District Arizona, GO,
Series C, 3.00%, 7/01/22	1,000	914,220
Maricopa County Pollution Control Corp., Refunding RB,
Southern California Edison Co., Series A,
5.00%, 6/01/35	2,100	1,975,995
Maricopa County Public Finance Corp., RB, Series A
(AMBAC), 5.00%, 7/01/24	2,500	2,536,600
Maricopa County Unified School District No. 11-Peoria
Arizona, GO, School Improvement, 2nd Series (NPFGC),
5.00%, 7/01/25	430	439,890
Maricopa County Unified School District No. 89-Dysart
Arizona, GO, School Improvement Project of 2006,
Series C, 6.00%, 7/01/28	1,000	1,056,210
Mohave County Unified School District No. 20 Kingman,
GO, School Improvement Project of 2006, Series C
(AGC), 5.00%, 7/01/26	1,000	1,007,470
Phoenix Civic Improvement Corp., RB, Subordinate,
Civic Plaza Expansion Project, Series A (NPFGC),
5.00%, 7/01/35	3,325	3,111,402
Queen Creek Improvement District No. 1, Special
Assessment Bonds, 5.00%, 1/01/32	1,000	888,220
Scottsdale Municipal Property Corp. Arizona,
RB, Water & Sewer Development Project, Series A,
5.00%, 7/01/24	1,500	1,568,445
State of Arizona, RB, Series A (AGM), 5.00%, 7/01/29	2,000	1,893,880
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,308,545
5.75%, 7/15/24	750	766,793
Yuma County Library District, GO (Syncora),
5.00%, 7/01/26	1,465	1,457,162
		30,369,564
Education — 16.6%
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,052,576
6.00%, 7/01/26	745	801,165
6.00%, 7/01/27	425	454,576
6.00%, 7/01/28	400	426,556
Glendale IDA, Refunding RB, Midwestern University,
5.00%, 5/15/35	1,000	861,480
Maricopa County IDA Arizona, RB, Arizona Charter
Schools Project, Series A, 6.63%, 7/01/20	900	686,016

	Par
Municipal Bonds	(000)	Value
Arizona (continued)
Education (concluded)
Pima County IDA, RB, Arizona Charter Schools Project,
Series C:
6.70%, 7/01/21	$ 715	$ 698,441
6.75%, 7/01/31	985	904,959
Pima County IDA, Refunding RB:
Arizona Charter Schools Project, Series O,
5.00%, 7/01/26	995	782,130
Charter Schools II, Series A, 6.75%, 7/01/21	565	554,017
University of Arizona, COP, Refunding, University of Arizona
Projects, Series A (AMBAC), 5.13%, 6/01/29	905	874,148
University of Arizona, COP, University of Arizona Projects,
Series B (AMBAC), 5.00%, 6/01/28	1,400	1,344,980
		9,441,044
Health — 17.2%
Arizona Health Facilities Authority, Refunding RB, Banner
Health, Series D:
6.00%, 1/01/30	1,500	1,505,820
5.50%, 1/01/38	1,300	1,225,211
Maricopa County IDA Arizona, Refunding RB:
Catholic Healthcare West, Series A, 5.50%, 7/01/26	1,850	1,778,368
Samaritan Health Services, Series A (NPFGC),
7.00%, 12/01/16 (b)	1,000	1,191,700
Scottsdale IDA, RB, Scottsdale Healthcare, Series C
(AGC), 5.00%, 9/01/35	2,000	1,830,780
University Medical Center Corp. Arizona, RB,
6.50%, 7/01/39	500	511,990
Yavapai County IDA Arizona, RB, Yavapai Regional Medical
Center, Series A, 6.00%, 8/01/33	1,800	1,723,014
		9,766,883
Housing — 5.9%
Maricopa County & Phoenix Industrial Development
Authorities, Refunding RB, AMT (Ginnie Mae), S/F:
Series A-1, 5.75%, 5/01/40	495	501,806
Series A-2, 5.80%, 7/01/40	385	392,011
Maricopa County IDA Arizona, RB, Series 3-B, AMT
(Ginnie Mae), 5.25%, 8/01/38	747	764,735
Phoenix & Pima County IDA, RB, Series 1A, AMT
(Ginnie Mae), 5.65%, 7/01/39	301	313,842
Phoenix & Pima County IDA, Refunding RB,
Series 2007-1, AMT (Ginnie Mae), 5.25%, 8/01/38	662	666,743
Phoenix IDA Arizona, Refunding RB, Series 2007-2,
AMT (Ginnie Mae), 5.50%, 8/01/38	681	688,061
		3,327,198
State — 15.9%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,013,620
5.75%, 9/01/22	2,000	2,080,820
Arizona Sports & Tourism Authority, RB, Baseball Training
Facilities Project, 5.00%, 7/01/16	300	303,936
Arizona State Transportation Board, RB, Series B,
5.00%, 7/01/30	4,000	4,004,760
Greater Arizona Development Authority, RB, Series B
(NPFGC), 5.00%, 8/01/30	1,700	1,638,477
		9,041,613
Transportation — 6.0%
Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	887,680
Senior Lien, Series A, 5.00%, 7/01/33	1,000	943,360
Senior Lien, Series B, AMT (NPFGC), 5.75%, 7/01/17	1,000	1,031,870
Senior Lien, Series B, AMT (NPFGC), 5.25%, 7/01/32	600	552,894
		3,415,804

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (continued) BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Utilities — 21.3%
City of Mesa Arizona, RB (NPFGC), 5.00%, 7/01/23	$ 1,500	$ 1,576,530
County of Pima Arizona, RB, System (AGM),
5.00%, 7/01/25	1,000	1,010,060
Gilbert Water Resource Municipal Property Corp., RB,
Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	877,545
Phoenix Civic Improvement Corp., RB, Junior Lien
(NPFGC), 5.50%, 7/01/20	2,500	2,636,175
Phoenix Civic Improvement Corp., Refunding RB,
Senior Lien, 5.50%, 7/01/22	2,000	2,194,860
Pinal County IDA Arizona, RB, San Manuel Facility
Project, AMT, 6.25%, 6/01/26	500	408,005
Pima County IDA, RB, Tucson Electric Power Co., Series A,
5.25%, 10/01/40	1,000	884,010
Salt River Project Agricultural Improvement & Power
District, RB, Series A, 5.00%, 1/01/24	1,000	1,046,330
Salt River Project Agricultural Improvement & Power
District, Refunding RB, Salt River Project, Series A,
5.00%, 1/01/35	1,500	1,473,240
		12,106,755
Total Municipal Bonds in Arizona		77,468,861
Guam — 1.7%
Utilities — 1.7%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	1,000	947,070
Total Municipal Bonds in Guam		947,070
Puerto Rico — 25.8%
County/City/Special District/School District — 3.2%
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.84%, 8/01/41 (c)	9,530	1,241,568
First Sub-Series C, 6.00%, 8/01/39	600	598,374
		1,839,942
Housing — 2.4%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.50%, 12/01/18	1,250	1,385,413
State — 7.4%
Commonwealth of Puerto Rico, GO, Series A,
6.00%, 7/01/38	800	781,040
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities:
Series M-3 (NPFGC), 6.00%, 7/01/28	900	903,681
Series N, 5.50%, 7/01/27	1,000	952,190
Puerto Rico Sales Tax Financing Corp., RB,
First Sub-Series A, 6.38%, 8/01/39	1,500	1,536,030
		4,172,941
Transportation — 5.9%
Puerto Rico Highway & Transportation Authority,
Refunding RB:
Series AA (NPFGC), 5.50%, 7/01/18	1,000	1,037,270
Series AA (NPFGC), 5.50%, 7/01/20	500	507,315
Series CC, 5.50%, 7/01/31	790	739,408
Series E (AGM), 5.50%, 7/01/22	1,000	1,052,390
		3,336,383

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities — 6.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A (Radian), 6.00%, 7/01/44	$ 2,180	$ 2,023,585
Puerto Rico Electric Power Authority, RB, Series WW:
5.38%, 7/01/24	1,000	992,880
5.50%, 7/01/38	1,000	925,520
		3,941,985
Total Municipal Bonds in Puerto Rico		14,676,664
Total Municipal Bonds — 163.8%		93,092,595
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
Arizona — 5.2%
Utilities — 5.2%
Phoenix Civic Improvement Corp., RB, Junior Lien,
Series A, 5.00%, 7/01/34	3,000	2,979,420
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 5.2%		2,979,420
Total Long-Term Investments
(Cost — $99,532,388) — 169.0%		96,072,015
Short-Term Securities	Shares
BIF Arizona Municipal Money Fund, 0.00% (e)(f)	693,917	693,917
Total Short-Term Securities
(Cost — $693,917) — 1.2%		693,917
Total Investments (Cost — $100,226,305*) — 170.2%		96,765,932
Other Assets Less Liabilities — 0.7%		384,285
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (2.6)%		(1,500,356)
Preferred Shares, at Redemption Value — (68.3)%		(38,802,467)
Net Assets Applicable to Common Shares — 100.0%		$ 56,847,394

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 98,720,505
Gross unrealized appreciation	$ 1,022,253
Gross unrealized depreciation	(4,476,826)
Net unrealized depreciation	$ (3,454,573)

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(b) Security is collateralized by Municipal or US Treasury obligations.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 15

Schedule of Investments (concluded) BlackRock MuniYield Arizona Fund, Inc. (MZA)

(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
BIF Arizona
Municipal
Money Fund	3,274,527	(2,580,610)	693,917	—

(f) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 96,072,015	—	$ 96,072,015
Short-Term
Securities	$ 693,917	—	—	693,917
Total	$ 693,917	$ 96,072,015	—	$ 96,765,932
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 96.3%
Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	$ 975	$ 999,092
County/City/Special District/School District — 38.1%
Arcata Joint Powers Financing Authority California,
Tax Allocation Bonds, Refunding, Community
Development Project Loan, Series A (AMBAC),
6.00%, 8/01/23	2,415	2,398,457
Campbell Union High School District, GO, Election
of 2006, Series C, 5.75%, 8/01/40	4,000	4,034,960
City & County of San Francisco California, COP, Refunding,
Series A:
5.00%, 10/01/29	3,540	3,334,786
5.00%, 10/01/30	6,700	6,254,182
City of Los Angeles California, COP, Senior, Sonnenblick
Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,009,060
El Dorado Union High School District, GO, Election
of 2008, 5.00%, 8/01/35	5,000	5,015,000
El Monte Union High School District California, GO,
Election of 2002, Series C (AGM), 5.25%, 6/01/32	10,120	10,125,364
Fontana Unified School District California, GO, Series A
(AGM), 5.25%, 8/01/28	7,000	6,789,650
Los Angeles Community College District California, GO,
Election of 2003, Series F-1, 5.00%, 8/01/33	7,715	7,239,447
Los Angeles Municipal Improvement Corp., RB, Real
Property, Series E:
5.75%, 9/01/34	1,000	1,008,020
6.00%, 9/01/34	2,160	2,222,575
Modesto Irrigation District, COP, Series B, 5.50%, 7/01/35	3,300	3,138,366
Murrieta Valley Unified School District Public Financing
Authority, Special Tax Bonds, Refunding, Series A (AGC),
5.13%, 9/01/26	6,575	6,649,429
Oak Grove School District California, GO, Election of 2008,
Series A, 5.50%, 8/01/33	4,000	3,954,240
Pico Rivera Public Financing Authority, RB:
5.50%, 9/01/31	1,500	1,434,105
5.75%, 9/01/39	6,025	5,788,157
Pittsburg Redevelopment Agency, Tax Allocation Bonds,
Refunding, Subordinate, Los Medanos Community
Project, Series A, 6.50%, 9/01/28	2,750	2,753,053
San Diego Regional Building Authority California, RB,
County Operations Center & Annex, Series A:
5.38%, 2/01/28	150	151,115
5.38%, 2/01/36	4,700	4,546,357
San Jose Evergreen Community College District California,
GO, Refunding, CAB, Election of 2004, Series A
(NPFGC), 5.12%, 9/01/23 (a)	10,005	4,920,559
San Jose Unified School District Santa Clara County
California, GO, Election of 2002, Series D,
5.00%, 8/01/32	5,075	4,893,620
Santa Ana Unified School District, GO, Election of 2008,
Series A, 5.13%, 8/01/32	5,965	5,619,626
Santa Clara County Financing Authority, Refunding LRB,
Series L, 5.25%, 8/01/33	10,000	9,502,800
Santa Cruz County Redevelopment Agency California,
Tax Allocation Bonds, Live Oak/Soquel Community
Improvement, Series A:
7.00%, 9/01/36	600	630,720
6.63%, 9/01/39	1,000	1,036,640
Westminster Redevelopment Agency California,
Tax Allocation Bonds, Subordinate, Commercial
Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	1,250	1,338,212
		106,788,500

	Par
Municipal Bonds	(000)	Value
California (continued)
Education — 6.8%
California Educational Facilities Authority, RB, Pitzer
College, 6.00%, 4/01/40	$ 2,500	$ 2,461,850
California State Enterprise Development Authority,
Refunding RB, The Thacher School Project,
5.13%, 9/01/39	6,965	6,375,552
California State University, RB, Systemwide, Series A,
5.50%, 11/01/39	2,725	2,659,410
San Francisco Community College District, GO, Election
of 2005, Series D, 5.00%, 6/15/34	5,420	5,099,461
University of California, RB, Limited Project, Series D
(NPFGC), 5.00%, 5/15/32	2,500	2,439,025
		19,035,298
Health — 15.6%
ABAG Finance Authority for Nonprofit Corps,
Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	2,000	2,003,400
Series A, 6.00%, 8/01/30 (b)	2,250	2,157,795
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	9,865,200
Catholic Healthcare West, Series E, 5.63%, 7/01/25	6,000	6,013,620
St. Joseph Health System, Series A, 5.50%, 7/01/29	2,100	2,075,955
Sutter Health, Series B, 6.00%, 8/15/42 (b)	2,800	2,749,376
California Infrastructure & Economic Development
Bank, RB, Kaiser Hospital Assistance I-LLC, Series A,
5.55%, 8/01/31	2,670	2,481,818
California Statewide Communities Development Authority,
RB, Health Facility, Memorial Health Services, Series A:
5.50%, 10/01/33	3,015	3,010,869
6.00%, 10/01/33	3,270	3,367,904
California Statewide Communities Development Authority,
Refunding RB:
Catholic Healthcare West, Series D, 5.50%, 7/01/31	5,355	5,053,942
Senior Living, Southern California, 6.25%, 11/15/19	500	516,090
Senior Living, Southern California, 6.63%, 11/25/24	650	664,892
Senior Living, Southern California, 7.00%, 11/15/29	500	512,105
Senior Living, Southern California, 7.25%, 11/15/41	1,750	1,810,550
City of Torrance California, Refunding RB, Torrance
Memorial Medical Center, Series A, 6.00%, 6/01/22	1,310	1,337,379
		43,620,895
Housing — 1.2%
California Rural Home Mortgage Finance Authority,
RB, AMT:
Mortgage-Backed Securities Program, Series B
(Ginnie Mae), 6.15%, 6/01/20	15	15,126
Sub-Series FH-1, 5.50%, 8/01/47	300	138,255
Santa Clara County Housing Authority California, RB,
John Burns Gardens Apartments Project, Series A, AMT,
6.00%, 8/01/41	3,500	3,183,320
		3,336,701
State — 6.7%
California State Public Works Board, RB:
Department of Developmental Services, Porterville,
Series C, 6.25%, 4/01/34	1,165	1,172,270
Department of Education, Riverside Campus Project,
Series B, 6.50%, 4/01/34	10,000	10,266,100
Trustees of the California State University, Series D,
6.00%, 4/01/27	215	217,885
Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	1,850	1,882,005
State of California, GO, Various Purpose, 6.50%, 4/01/33	5,000	5,287,850
		18,826,110

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 17

Schedule of Investments (continued) BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Transportation — 4.9%
County of Orange California, RB, Series B,
5.75%, 7/01/34	$ 3,000	$ 3,103,770
County of Sacramento California, RB, Senior Series B,
5.75%, 7/01/39	900	894,960
San Francisco City & County Airports Commission, RB,
Series E, 6.00%, 5/01/39	5,065	5,213,708
San Francisco Port Commission California, RB, Series A,
5.13%, 3/01/40	5,000	4,547,700
		13,760,138
Utilities — 22.6%
California Infrastructure & Economic Development Bank,
RB, California Independent System Operator, Series A,
6.25%, 2/01/39	2,170	2,237,140
California Statewide Communities Development Authority,
RB, Pooled Financing Program, Series C, City of
West Sacramento (AGM), 5.25%, 10/01/28	2,380	2,383,927
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series D, 5.88%, 1/01/34	2,500	2,561,775
City of Los Angeles California, Refunding RB,
Sub-Series A, 5.00%, 6/01/32	3,000	2,926,770
Dublin-San Ramon Services District, Refunding RB,
6.00%, 8/01/41	2,420	2,447,927
Eastern Municipal Water District California, COP, Series H,
5.00%, 7/01/35	8,400	7,775,292
Los Angeles Department of Water & Power, RB:
Power System, Series A-2, 5.25%, 7/01/32	2,500	2,487,150
System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/38	6,530	6,211,989
Oxnard Financing Authority, RB, Redwood Trunk Sewer
& Headworks, Series A (NPFGC), 5.25%, 6/01/34	4,205	4,067,412
Sacramento Municipal Utility District, RB, Cosumnes
Project (NPFGC), 5.13%, 7/01/29	18,500	18,206,775
Sacramento Regional County Sanitation District,
Refunding RB, County Sanitation District 1 (NPFGC),
5.00%, 8/01/35	5,925	5,690,548
San Diego Public Facilities Financing Authority,
Refunding RB, Senior Series A, 5.38%, 5/15/34	3,910	3,923,919
San Francisco City & County Public Utilities Commission,
Refunding RB, Series A, 5.13%, 11/01/39	2,295	2,219,449
		63,140,073
Total Municipal Bonds in California		269,506,807
Puerto Rico — 2.9%
County/City/Special District/School District — 1.5%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.50%, 8/01/44	4,000	4,139,720
State — 1.4%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series B, 6.50%, 7/01/37	4,000	4,101,200
Total Municipal Bonds in Puerto Rico		8,240,920
Total Municipal Bonds — 99.2%		277,747,727

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (c)	(000)	Value
California — 75.7%
Corporate — 9.0%
San Francisco Bay Area Rapid Transit District,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	$ 6,000	$ 5,999,760
University of California, RB:
Limited Project, Series B (AGM), 5.00%, 5/15/33	8,488	8,167,648
Series L, 5.00%, 5/15/40	11,597	11,064,735
		25,232,143
County/City/Special District/School District — 34.8%
City of Los Angeles California, Refunding RB, Series A,
5.00%, 6/01/39	9,870	9,327,051
Contra Costa Community College District California, GO,
Election of 2002 (AGM), 5.00%, 8/01/30	10,215	9,702,660
Fremont Unified School District Alameda County
California, GO, Election of 2002, Series B (AGM),
5.00%, 8/01/30	4,003	3,751,644
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	13,934,646
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	9,461,545
Election of 2008, Series A, 6.00%, 8/01/33	3,828	4,050,001
Election of 2008, Series C, 5.25%, 8/01/39	9,680	9,160,862
Orange County Sanitation District, COP (NPFGC),
5.00%, 2/01/33	9,348	9,080,683
San Diego Community College District California, GO,
Election of 2002, 5.25%, 8/01/33	7,732	7,774,343
San Francisco Bay Area Transit Financing Authority,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	5,439	5,349,797
Sonoma County Junior College District, GO, Refunding,
Election of 2002, Series B (AGM), 5.00%, 8/01/28	6,875	6,772,635
Twin Rivers Unified School District, GO, Election of 2006
(AGM), 5.00%, 8/01/29	9,390	8,911,861
		97,277,728
Education — 11.3%
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.25%, 10/01/39	13,845	13,948,145
California State University, RB, Systemwide, Series A
(AGM), 5.00%, 11/01/39	4,840	4,439,877
Peralta Community College District, GO, Election of 2000,
Series D (AGM), 5.00%, 8/01/30	1,995	1,948,856
University of California, RB:
Series L, 5.00%, 5/15/36	8,500	8,192,215
Series O, 5.75%, 5/15/34	2,805	2,977,367
		31,506,460
Utilities — 20.6%
Eastern Municipal Water District, COP, Series H,
5.00%, 7/01/33	4,748	4,467,161
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC),
5.00%, 7/01/37	15,098	14,415,917
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	6,953,692
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	19,912,000
Series C, 5.00%, 7/01/35	7,145	7,134,703
San Diego County Water Authority, COP, Series A (AGM),
5.00%, 5/01/31	5,010	4,848,478
		57,731,951
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 75.7%		211,748,282
Total Long-Term Investments
(Cost — $510,116,770) — 174.9%		489,496,009

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (concluded) BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.04% (d)(e)	8,626,297	$ 8,626,297
Total Short-Term Securities
(Cost — $8,626,297) — 3.1%		8,626,297
Total Investments (Cost — $518,743,067*) — 178.0%		498,122,306
Other Assets Less Liabilities — 1.4%		3,820,357
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (41.5)%		(116,096,100)
Preferred Shares, at Redemption Value — (37.9)%		(105,965,406)
Net Assets Applicable to Common Shares — 100.0%		$279,881,157

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 402,919,999
Gross unrealized appreciation	$ 1,987,455
Gross unrealized depreciation	(22,777,651)
Net unrealized depreciation	$ (20,790,196)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
Citigroup Global Markets, Inc.	$1,678,285	$(35,294)
Morgan Stanley & Co.	$2,749,376	$ 26,572
TheMuniCenter, LLC	$ 479,510	$(10,084)

(c) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
BIF California
Municipal
Money Fund	12,364,497	(3,738,200)	8,626,297	$ 1,608

(g) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 489,496,009	—	$ 489,496,009
Short-Term
Securities	$ 8,626,297	—	—	8,626,297
Total	$ 8,626,297	$ 489,496,009	—	$ 498,122,306
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 19

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alaska — 0.6%
Alaska Municipal Bond Bank Authority, RB, Series 1,
5.38%, 9/01/33	$ 1,000	$ 1,012,190
Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power,
5.75%, 9/01/29	1,230	1,200,468
California — 20.1%
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.25%, 10/01/38	2,740	2,762,139
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	700,429
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,700	2,651,643
Sutter Health, Series B, 6.00%, 8/15/42 (a)	1,645	1,615,258
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9,
Series A, 6.25%, 4/01/34	4,525	4,553,236
Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	1,265	1,286,885
Grossmont Union High School District, GO, Election
of 2008, Series B, 4.75%, 8/01/45	4,925	4,100,407
Los Angeles Department of Airports, Refunding RB,
Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/35	5,420	5,010,953
Los Angeles Department of Water & Power, RB, Power
System, Sub-Series A-1, 5.25%, 7/01/38	3,600	3,553,452
San Diego Regional Building Authority California,
RB, County Operations Center & Annex, Series A,
5.38%, 2/01/36	3,310	3,201,796
San Francisco City & County Airports Commission,
Refunding RB, Second Series A-3, Mandatory Put
Bonds, AMT, 6.75%, 5/01/19 (b)	2,500	2,534,900
State of California, GO, Various Purpose, 6.00%, 3/01/33	2,535	2,579,211
		34,550,309
Colorado — 2.3%
City & County of Denver Colorado, Refunding RB,
Series A, 5.25%, 11/15/36	4,050	3,916,390
Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc.,
Indian River Project, 6.00%, 10/01/40	2,440	2,342,010
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, RB,
Series A, 5.25%, 10/01/29	2,000	2,044,160
Florida — 9.9%
City of Jacksonville Florida, RB, Series B (NPFGC),
5.13%, 10/01/32	1,500	1,447,575
County of Miami-Dade Florida, RB, Miami International
Airport, Series A, AMT (NPFGC), 6.00%, 10/01/29	3,275	3,297,336
County of Osceola Florida, RB, Series A (NPFGC),
5.50%, 10/01/27	1,510	1,516,312
County of Sumter Florida, RB (AMBAC), 5.00%, 6/01/26	105	100,545
Florida Housing Finance Corp., Refunding RB, Homeowner
Mortgage, Series 4, AMT (AGM), 6.25%, 7/01/22	325	329,004
Hillsborough County IDA, RB, AMT, National Gypsum Co.:
Series A, 7.13%, 4/01/30	2,500	2,222,325
Series B, 7.13%, 4/01/30	3,750	3,333,487
Santa Rosa County School Board, COP, Refunding,
Series 2 (NPFGC), 5.25%, 2/01/26	1,180	1,194,986
South Lake County Hospital District, RB, South Lake
Hospital Inc., 6.38%, 10/01/34	1,150	1,107,128
Village Center Community Development District, RB,
Series A (NPFGC):
5.38%, 11/01/34	1,995	1,629,915
5.13%, 11/01/36	1,000	778,560
		16,957,173

	Par
Municipal Bonds	(000)	Value
Georgia — 4.2%
County of Fulton Georgia, RB (NPFGC), 5.25%, 1/01/35 $	1,000	$ 1,000,220
Metropolitan Atlanta Rapid Transit Authority, RB,
Third Series, 5.00%, 7/01/39	60	58,226
Municipal Electric Authority of Georgia, Refunding RB,
Project One, Sub-Series D, 6.00%, 1/01/23	5,600	6,076,728
		7,135,174
Illinois — 9.4%
Chicago Park District, GO, Harbor Facilities, Series C,
5.25%, 1/01/40	2,660	2,560,410
County of Cook Illinois, GO, Refunding, Series A,
5.25%, 11/15/33	3,345	3,195,010
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,108,500
Northwestern Memorial Hospital, Series A,
6.00%, 8/15/39	4,160	4,251,769
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,975	1,802,721
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,297,075
6.00%, 6/01/28	390	372,193
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	1,700	1,591,353
		16,179,031
Indiana — 4.1%
Indiana Finance Authority, Refunding RB, Trinity Health,
Series B, 4.50%, 12/01/37	3,000	2,383,110
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	4,525	4,662,515
		7,045,625
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB,
Adventist Health, 5.50%, 11/15/29	3,250	3,251,950
Kentucky — 4.3%
Kentucky Economic Development Finance Authority,
Refunding RB, Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,300	1,220,648
Louisville & Jefferson County Metropolitan Government
Parking Authority, RB, Series A, 5.75%, 12/01/34	3,200	3,313,952
Louisville/Jefferson County Metropolitan Government,
Refunding RB, Jewish Hospital & St. Mary’s HealthCare,
6.13%, 2/01/37	2,955	2,806,216
		7,340,816
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities
& Community Development Authority, RB, Westlake
Chemical Corp., Series A-1, 6.50%, 11/01/35	1,420	1,405,857
Massachusetts — 3.9%
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	2,535	2,319,221
Massachusetts HFA, Refunding HRB, Series F, AMT,
5.70%, 6/01/40	2,090	1,984,455
Massachusetts HFA, Refunding RB, Series C, AMT,
5.35%, 12/01/42	1,630	1,463,218
Massachusetts State College Building Authority, RB,
Series A, 5.50%, 5/01/39	1,000	1,023,870
		6,790,764
Michigan — 4.2%
Kalamazoo Hospital Finance Authority, Refunding RB,
Bronson Methodist Hospital, 5.50%, 5/15/36	3,945	3,655,792
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I, 6.00%, 10/15/38	1,250	1,290,287
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,970	2,193,615
		7,139,694

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (continued) BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel
Obligation Group, 5.63%, 1/01/40	$ 625	$ 583,256
Nevada — 8.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts
Center, 6.00%, 4/01/34	2,850	2,974,859
County of Clark Nevada, GO, Refunding, Transportation,
Series A, 5.00%, 12/01/29	3,600	3,535,128
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	1,300	1,255,943
Series B, 5.75%, 7/01/42	6,055	5,976,648
		13,742,578
New Jersey — 2.9%
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,159,730
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series A, 5.88%, 12/15/38	2,670	2,785,023
		4,944,753
New York — 4.4%
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	115	106,055
New York City Municipal Water Finance Authority, RB,
Second General Resolution, Series EE, 5.38%, 6/15/43	760	762,546
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,500	2,496,300
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project, 6.38%, 7/15/49	1,200	1,206,036
Triborough Bridge & Tunnel Authority, RB, General,
Series A-2, 5.38%, 11/15/38	3,030	3,061,421
		7,632,358
North Carolina — 2.6%
North Carolina Medical Care Commission, RB, Novant
Health Obligation, Series A, 4.75%, 11/01/43	5,420	4,407,165
Pennsylvania — 3.8%
Pennsylvania Economic Development Financing Authority,
RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,103,960
Pennsylvania Turnpike Commission, RB, Sub-Series B,
5.25%, 6/01/39	5,650	5,347,273
		6,451,233
Puerto Rico — 0.6%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.00%, 8/01/42	1,000	996,910
Texas — 8.3%
City of Houston Texas, RB, Senior Lien, Series A,
5.50%, 7/01/39	1,170	1,172,761
Conroe ISD Texas, GO, School Building, Series A,
5.75%, 2/15/35	1,800	1,885,752
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare System,
Series B, 7.25%, 12/01/35	800	859,096
Lower Colorado River Authority, RB, 5.75%, 5/15/28	1,620	1,663,108
North Texas Tollway Authority, RB, System, First Tier,
Series K-1 (AGC), 5.75%, 1/01/38	1,250	1,249,925
Tarrant County Cultural Education Facilities Finance Corp.,
RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	3,789,384
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant
Express Managed Lanes
Project, 6.88%, 12/31/39	3,600	3,588,516
		14,208,542

	Par
Municipal Bonds	(000)	Value
Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	$ 2,370	$ 2,169,474
Virginia — 1.1%
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/35	1,700	1,845,112
West Virginia — 1.1%
West Virginia EDA, Refunding RB, Appalachian Power Co.,
Amos Project, Series A, 5.38%, 12/01/38 (b)	2,165	1,942,525
Total Municipal Bonds — 103.4%		177,235,517
Municipal Bonds Transferred to
Tender Option Bond Trusts (c)
California — 22.1%
Bay Area Toll Authority, Refunding RB, San Francisco
Bay Area, Series F-1, 5.63%, 4/01/44	2,680	2,717,890
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.25%, 10/01/39	4,200	4,231,290
Grossmont Union High School District, GO, Election
of 2008, Series B, 5.00%, 8/01/40	6,000	5,435,220
Los Angeles Community College District California, GO,
Election of 2008:
Series A, 6.00%, 8/01/33	7,697	8,142,300
Series C, 5.25%, 8/01/39	5,250	4,968,442
Los Angeles Unified School District California, GO,
Series I, 5.00%, 1/01/34	790	724,430
San Diego Public Facilities Financing Authority,
Refunding RB, Series B, 5.50%, 8/01/39	8,412	8,480,415
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,184,350
		37,884,337
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.50%, 7/01/34	2,149	2,099,528
District of Columbia — 3.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,805	2,938,630
District of Columbia Water & Sewer Authority, RB,
Series A, 5.50%, 10/01/39	3,507	3,617,848
		6,556,478
Florida — 5.2%
City of Jacksonville Florida, RB, Better Jacksonville
(NPFGC), 5.00%, 10/01/27	2,700	2,699,811
Hillsborough County Aviation Authority, RB, Series A,
AMT (AGC), 5.50%, 10/01/38	3,869	3,616,286
Lee County Housing Finance Authority, RB,
Multi-County Program, Series A-2, AMT (Ginnie Mae),
6.00%, 9/01/40	1,620	1,695,314
Manatee County Housing Finance Authority, RB, Series A,
AMT (Ginnie Mae), 5.90%, 9/01/40	821	853,674
		8,865,085
Illinois — 4.4%
Illinois Finance Authority, RB, University of Chicago,
Series B, 6.25%, 7/01/38	5,300	5,809,171
Illinois State Toll Highway Authority, RB, Series B,
5.50%, 1/01/33	1,750	1,714,696
		7,523,867
Nevada — 6.5%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,351,150
Series B, 5.50%, 7/01/29	5,668	5,825,496
		11,176,646

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 21

Schedule of Investments (concluded) BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (c)	(000)	Value
New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority,
Refunding RB, Dartmouth College, 5.25%, 6/01/39	$ 2,159	$ 2,202,574
New Jersey — 3.6%
New Jersey State Housing & Mortgage Finance Agency,
RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,247,752
New Jersey Transportation Trust Fund Authority,
RB, Transportation System, Series A (AGM),
5.00%, 12/15/32	4,000	3,895,960
		6,143,712
New York — 4.8%
New York City Municipal Water Finance Authority, RB,
Series FF-2, 5.50%, 6/15/40	2,504	2,559,741
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	5,700	5,714,592
		8,274,333
Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare,
Series A, 5.25%, 6/01/38	3,120	2,885,875
South Carolina — 2.0%
South Carolina State Public Service Authority, RB,
Santee Cooper, Series A, 5.50%, 1/01/38	3,240	3,346,823
Texas — 5.4%
City of San Antonio Texas, Refunding RB, Series A,
5.25%, 2/01/31	3,989	4,072,683
Harris County Cultural Education Facilities Finance
Corp., RB, Hospital, Texas Children’s Hospital Project,
5.50%, 10/01/39	5,400	5,181,732
		9,254,415
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care,
Inova Health System, Series A, 5.50%, 5/15/35	1,749	1,746,274
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	3,289	3,026,631
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 64.8%		110,986,578
Total Long-Term Investments
(Cost — $295,404,100) — 168.2%		288,222,095
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.15% (d)(e)	3,287,063	3,287,063
Total Short-Term Securities
(Cost — $3,287,063) — 1.9%		3,287,063
Total Investments (Cost — $298,691,163*) — 170.1%		291,509,158
Other Assets Less Liabilities — 0.9%		1,607,323
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (36.3)%		(62,229,057)
Preferred Shares, at Redemption Value — (34.7)%		(59,479,853)
Net Assets Applicable to Common Shares — 100.0%		$171,407,571

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 237,262,370
Gross unrealized appreciation	$ 3,666,788
Gross unrealized depreciation	(11,594,500)
Net unrealized depreciation	$ (7,927,712)

(a) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Morgan Stanley & Co.	$1,615,258	$ 15,611

(b) Variable rate security. Rate shown is as of report date.
(c) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt Fund	7,411,011	(4,123,948)	3,287,063	$ 3,230

(e) Represents the current yield as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 288,222,095	—	$ 288,222,095
Short-Term
Securities	$ 3,287,063	—	—	3,287,063
Total	$ 3,287,063	$ 288,222,095	—	$ 291,509,158
[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 131.4%
Corporate — 3.6%
New Jersey EDA, Refunding RB, New Jersey
American Water Co., Inc. Project, Series A, AMT,
5.70%, 10/01/39	$ 2,925	$ 2,807,649
Salem County Utilities Authority, Refunding RB,
Atlantic City Electric, Series A, 4.88%, 6/01/29	4,550	4,243,739
		7,051,388
County/City/Special District/School District — 19.7%
City of Margate City New Jersey, GO, Improvement:
5.00%, 1/15/26	1,200	1,204,644
5.00%, 1/15/27	845	840,386
City of Perth Amboy New Jersey, GO, CAB (AGM) (a):
5.16%, 7/01/33	1,575	1,379,873
5.16%, 7/01/34	1,925	1,674,442
County of Hudson New Jersey, COP, Refunding (NPFGC),
6.25%, 12/01/16	1,500	1,716,375
Essex County Improvement Authority, RB, Newark Project,
Series A (AGM):
5.00%, 11/01/20	375	366,379
6.00%, 11/01/30	545	545,736
Essex County Improvement Authority, Refunding RB,
Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	2,780,028
5.50%, 10/01/29	5,085	5,198,141
Hudson County Improvement Authority, RB,
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	4,800	4,825,872
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/22	1,455	1,575,168
Senior, Heldrich Center Hotel, Series A,
5.00%, 1/01/20	655	307,981
Monmouth County Improvement Authority, RB,
Governmental Loan (AMBAC):
5.00%, 12/01/11 (b)	2,085	2,165,544
5.00%, 12/01/15	1,215	1,231,731
5.00%, 12/01/16	1,280	1,297,421
Morristown Parking Authority, RB (NPFGC),
4.50%, 8/01/37	585	519,538
Newark Housing Authority, Refunding RB, Newark
Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,875	2,459,534
Salem County Improvement Authority, RB, Finlaw Street
Office Building (AGM), 5.38%, 8/15/28	50	48,589
South Jersey Port Corp., Refunding RB:
4.75%, 1/01/18	4,280	4,366,285
4.85%, 1/01/19	2,485	2,526,276
5.00%, 1/01/20	2,000	2,028,740
		39,058,683
Education — 16.6%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	1,700	1,650,581
Series CC-2, 5.00%, 12/15/32	1,300	1,249,768
Series Y, 5.00%, 9/01/33	880	838,754
New Jersey Educational Facilities Authority, RB:
Georgian Court College Project, Series C,
6.50%, 7/01/13 (b)	2,000	2,272,300
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,107,692
Rider University, Series A (Radian), 5.50%, 7/01/23	1,255	1,260,359
Rider University, Series A (Radian), 5.25%, 7/01/34	1,450	1,252,104
Rider University, Series C (Radian), 5.00%, 7/01/37	1,750	1,474,725

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	$ 6,115	$ 5,938,460
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	879,600
New Jersey Institute of Technology, Series H,
5.00%, 7/01/31	1,250	1,190,038
Rider University (Radian), 5.00%, 7/01/17	1,000	1,014,520
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	1,858,446
University of Medicine & Dentistry, Series B,
7.13%, 12/01/23	1,300	1,447,199
University of Medicine & Dentistry, Series B,
7.50%, 12/01/32	1,625	1,758,803
New Jersey Higher Education Assistance Authority,
Refunding RB, Series 1A:
5.00%, 12/01/25	1,035	977,889
5.00%, 12/01/26	645	603,378
5.25%, 12/01/32	900	836,235
New Jersey State Higher Education Assistance Authority,
RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	3,170	3,172,916
Rutgers-State University of New Jersey, Refunding RB,
Series F, 5.00%, 5/01/39	2,000	1,961,280
		32,745,047
Health — 17.5%
New Jersey EDA, RB:
CAB, St. Barnabas Health, Series A (NPFGC),
6.26%, 7/01/24 (c)	3,850	1,386,269
Masonic Charity Foundation of New Jersey,
5.25%, 6/01/24	1,425	1,370,708
Masonic Charity Foundation of New Jersey,
5.25%, 6/01/32	685	599,718
New Jersey EDA, Refunding RB, First Mortgage,
Winchester, Series A:
5.75%, 11/01/24	2,500	2,394,425
5.80%, 11/01/31	1,000	928,260
New Jersey Health Care Facilities Financing Authority, RB:
Children's Specialized Hospital, Series A,
5.50%, 7/01/36	1,540	1,370,538
Health System, Catholic Health East, Series A,
5.38%, 11/15/12 (b)	1,100	1,191,971
Hospital Asset Transformation Program, Series A,
5.25%, 10/01/38	2,300	2,135,481
Hunterdon Medical Center, Series A,
5.13%, 7/01/35	1,950	1,712,314
Meridian Health, Series I (AGC), 5.00%, 7/01/38	995	927,599
Pascack Valley Hospital Association,
6.63%, 7/01/36 (d)(e)	1,845	18
Southern Ocean County Hospital (Radian),
5.13%, 7/01/31	2,000	1,699,440
Virtua Health (AGC), 5.50%, 7/01/38	2,500	2,521,650
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Atlantic City Medical Center, 6.25%, 7/01/12 (b)	500	538,530
Atlantic City Medical System, 6.25%, 7/01/17	520	538,663
Atlantic City Medical System, 5.75%, 7/01/25	520	525,741
CAB, St. Barnabas Health, Series B,
5.89%, 7/01/30 (c)	2,000	445,140
CAB, St. Barnabas Health, Series B,
5.68%, 7/01/36 (c)	500	63,750
CAB, St. Barnabas Health, Series B,
5.17%, 7/01/37 (c)	13,250	1,538,192

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 23

Schedule of Investments (continued) BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority,
Refunding RB (concluded):
Capital Health System Obligation Group, Series A,
5.75%, 7/01/13 (b)	$ 1,650	$ 1,822,029
Meridian Health System Obligation Group (AGM),
5.38%, 7/01/24	2,250	2,250,315
Meridian Health System Obligation Group (AGM),
5.25%, 7/01/29	2,195	2,090,364
Robert Wood Johnson, 5.00%, 7/01/31	1,425	1,329,896
South Jersey Hospital, 5.00%, 7/01/36	385	339,651
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,404,348
St. Barnabas Health Care System, Series A,
5.00%, 7/01/29	4,155	3,467,680
		34,592,690
Housing — 17.3%
New Jersey State Housing & Mortgage Finance
Agency, RB:
Capital Fund Program, Series A (AGM),
4.70%, 11/01/25	6,950	6,809,749
Home Buyer, Series CC, AMT (NPFGC),
5.80%, 10/01/20	4,515	4,658,351
S/F Housing, Series CC, 5.00%, 10/01/34	3,455	3,289,056
S/F Housing, Series U, AMT, 4.95%, 10/01/32	700	647,381
S/F Housing, Series U, AMT, 5.00%, 10/01/37	1,000	916,050
S/F Housing, Series X, AMT, 4.85%, 4/01/16	3,605	3,645,160
S/F Housing, Series X, AMT, 5.05%, 4/01/18	600	616,008
Series A, 4.75%, 11/01/29	2,305	2,134,661
Series A, AMT (FGIC), 4.90%, 11/01/35	1,365	1,227,640
Series AA, 6.50%, 10/01/38	1,735	1,867,641
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, S/F Housing, Series T, AMT,
4.65%, 10/01/32	4,945	4,445,209
Newark Housing Authority, RB, South Ward Police
Facility (AGC):
5.75%, 12/01/30	1,115	1,129,528
6.75%, 12/01/38	2,670	2,934,090
		34,320,524
State — 34.9%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (c)	6,860	3,784,456
CAB, Series B, 5.25%, 11/01/28 (c)	4,540	1,790,848
Election of 2005, Series A, 5.80%, 11/01/22	4,300	4,855,861
New Jersey EDA, RB:
Department of Human Services, Pooled,
5.00%, 7/01/12	220	231,231
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/24	1,415	1,425,797
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/25	2,000	1,995,900
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	14,000	13,763,960
School Facilities Construction, Series L (AGM),
5.00%, 3/01/30	5,800	5,801,856
School Facilities Construction, Series O,
5.25%, 3/01/23	2,400	2,493,576
School Facilities Construction, Series P,
5.00%, 9/01/15	3,000	3,255,060

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
State (concluded)
New Jersey EDA, RB (concluded):
School Facilities Construction, Series P,
5.25%, 9/01/16	$ 2,710	$ 3,003,520
School Facilities Construction, Series Z (AGC),
5.50%, 12/15/34	3,665	3,785,212
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	3,600	3,841,092
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project,
Series B, AMT, 5.60%, 11/01/34	2,430	2,313,433
School Facilities Construction, Series AA,
5.50%, 12/15/29	3,300	3,386,559
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
CAB, Series C (AMBAC), 5.05%, 12/15/35 (c)	4,140	761,967
Series A (AGC), 5.63%, 12/15/28	1,250	1,318,550
New Jersey Transportation Trust Fund Authority,
Refunding RB, Transportation System:
Series A, 5.50%, 12/15/21	3,525	3,779,470
Series B (NPFGC), 5.50%, 12/15/21	5,865	6,262,588
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/28	1,100	1,073,006
		68,923,942
Transportation — 16.8%
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC),
5.22%, 1/01/15 (c)	4,870	3,682,450
Series E, 5.25%, 1/01/40	5,475	5,434,485
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
6.00%, 12/15/38	1,950	2,068,970
Series A, 6.00%, 12/15/18 (b)	950	1,165,289
Series A, 5.88%, 12/15/38	3,050	3,181,394
Series A (AGC), 5.50%, 12/15/38	1,000	1,036,100
New Jersey Transportation Trust Fund Authority,
Refunding RB, Transportation System, Series B
(AMBAC), 5.25%, 12/15/23	5,000	5,118,250
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	5,609,750
JFK International Air Terminal, 6.00%, 12/01/42	2,700	2,548,449
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	3,300	3,384,117
		33,229,254
Utilities — 5.0%
Cumberland County Improvement Authority, RB, Series A,
5.00%, 7/01/11 (b)	1,210	1,231,707
New Jersey EDA, Refunding RB, United Water of
New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,284,945
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC), 4.87%, 9/01/31 (c)	6,000	1,576,500
Union County Utilities Authority, Refunding RB, Senior
Lease, Ogden Martin, Series A, AMT (AMBAC):
5.38%, 6/01/17	1,585	1,586,062
5.38%, 6/04/18	1,175	1,175,423
		9,854,637
Total Municipal Bonds in New Jersey		259,776,165

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (continued) BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 1.2%
Transportation — 1.2%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM),
5.70%, 1/01/22	$ 1,000	$ 1,000,930
Series D, 5.00%, 1/01/40	1,535	1,454,167
Total Municipal Bonds in Pennsylvania		2,455,097
Puerto Rico — 12.5%
County/City/Special District/School District — 6.0%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.00%, 8/01/42	4,000	3,987,640
Puerto Rico Sales Tax Financing Corp., Refunding RB,
First Sub-Series C:
6.00%, 8/01/39	3,320	3,311,003
(AGM), 5.13%, 8/01/42	5,000	4,650,350
		11,948,993
State — 4.0%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM), 5.50%, 7/01/30	2,000	2,002,260
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	6,000	5,840,940
		7,843,200
Transportation — 2.0%
Puerto Rico Highway & Transportation Authority,
Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	1,000	969,540
Series CC (AGC), 5.50%, 7/01/31	3,000	2,988,900
		3,958,440
Utilities — 0.5%
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	1,000	925,520
Total Municipal Bonds in Puerto Rico		24,676,153
U.S. Virgin Islands — 1.8%
Corporate — 1.8%
United States Virgin Islands, Refunding RB, Senior
Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	3,500	3,474,450
Total Municipal Bonds in the U.S. Virgin Islands		3,474,450
Total Municipal Bonds — 146.9%		290,381,865
Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
New Jersey — 6.9%
State — 3.0%
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM), 5.75%, 11/01/28	5,460	5,992,732

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (f)	(000)	Value
New Jersey (concluded)
Transportation — 3.9%
New Jersey Transportation Trust Fund Authority,
RB, Transportation System, Series A (AGM),
5.00%, 12/15/32	$ 4,100	$ 3,993,359
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	3,588,026
		7,581,385
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 6.9%		13,574,117
Total Long-Term Investments
(Cost — $314,443,678) — 153.8%		303,955,982
Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund,
0.04% (g)(h)	2,599,838	2,599,838
Total Short-Term Securities
(Cost — $2,599,838) — 1.3%		2,599,838
Total Investments (Cost — $317,043,516*) — 155.1%		306,555,820
Other Assets Less Liabilities — 1.0%		1,950,091
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (4.4)%		(8,659,514)
Preferred Shares, at Redemption Value — (51.7)%		(102,210,682)
Net Assets Applicable to Common Shares — 100.0%		$197,635,715

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 308,460,390
Gross unrealized appreciation	$ 4,990,277
Gross unrealized depreciation	(15,548,548)
Net unrealized depreciation	$ (10,558,271)

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
BIF New Jersey
Municipal
Money Fund	11,162,403	(8,562,565)	2,599,838	$ 1,346

(h) Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 25

Schedule of Investments (concluded) BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 303,955,982	—	$ 303,955,982
Short-Term
Securities	$ 2,599,838	—	—	2,599,838
Total	$ 2,599,838	$ 303,955,982	—	$ 306,555,820
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT JANUARY 31, 2011

Statements of Assets and Liabilities
BlackRock
	Muni New York	BlackRock	BlackRock		BlackRock
	Intermediate	MuniYield	MuniYield	BlackRock	MuniYield
	Duration	Arizona	California	MuniYield	New Jersey
	Fund, Inc.	Fund, Inc.	Fund, Inc.	Investment Fund	Fund, Inc.
January 31, 2011 (Unaudited)	(MNE)	(MZA)	(MYC)	(MYF)	(MYJ)
Assets
Investments at value — unaffiliated[1]	$ 85,917,876	$ 96,072,015	$ 489,496,009	$ 288,222,095	$ 303,955,982
Investments at value — affiliated[2]	746,617	693,917	8,626,297	3,287,063	2,599,838
Investments sold receivable	2,555,516	—	13,966,875	212,142	—
Interest receivable	931,947	749,010	7,304,664	4,195,978	3,139,448
Prepaid expenses	10,664	3,878	18,177	10,731	11,690
Other assets	8,605	—	—	—	—
Total assets	90,171,225	97,518,820	519,412,022	295,928,009	309,706,958
Accrued Liabilities
Bank overdraft	—	3,003	—	772	—
Investments purchased payable	1,942,628	—	15,530,213	1,599,647	—
Income dividends payable — Common Shares	256,593	317,190	1,682,325	1,051,464	1,031,083
Investment advisory fees payable	40,854	41,167	214,577	124,454	129,094
Interest expense and fees payable	749	356	103,597	54,557	5,813
Other affiliates payable	450	506	2,660	2,076	2,550
Officer's and Directors' fees payable	117	120	875	365	521
Other accrued expenses payable	—	6,617	38,709	32,750	37,799
Total accrued liabilities	2,241,391	368,959	17,572,956	2,866,085	1,206,860
Other Liabilities
Trust certificates[3]	1,125,000	1,500,000	115,992,503	62,174,500	8,653,701
Total Liabilities	3,366,391	1,868,959	133,565,459	65,040,585	9,860,561
Preferred Shares at Redemption Value
$25,000 per share liquidation preference, plus unpaid dividends[4,5]	29,626,219	38,802,467	105,965,406	59,479,853	102,210,682
Net Assets Applicable to Common Shareholders	$ 57,178,615	$ 56,847,394	$ 279,881,157	$ 171,407,571	$ 197,635,715
Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7]	$ 59,630,112	$ 60,612,608	$ 301,598,405	$ 189,027,572	$ 204,776,150
Undistributed net investment income	995,374	925,424	5,230,862	3,842,074	4,710,004
Accumulated net realized loss	(2,151,018)	(1,230,265)	(6,327,349)	(14,280,070)	(1,362,743)
Net unrealized appreciation/depreciation	(1,295,853)	(3,460,373)	(20,620,761)	(7,182,005)	(10,487,696)
Net Assets Applicable to Common Shareholders	$ 57,178,615	$ 56,847,394	$ 279,881,157	$ 171,407,571	$ 197,635,715
Net asset value per Common Share	$ 13.59	$ 12.46	$ 13.14	$ 12.63	$ 13.90
[1] Investments at cost — unaffiliated	$ 87,213,729	$ 99,532,388	$ 510,116,770	$ 295,404,100	$ 314,443,678
[2] Investments at cost — affiliated	$ 746,617	$ 693,917	$ 8,626,297	$ 3,287,063	$ 2,599,838
[3] Represents short-term floating rate certificates issued by TOBs.
[4] Preferred Shares outstanding:
Par value $0.05 per share	—	—	—	2,379	3,349
Par value $0.10 per share	1,185	1,552	4,238	—	739
[5] Preferred Shares authorized	1,240	1,612	7,000	1 million	4,760
[6] Common Shares outstanding, $0.10 par value	4,206,439	4,563,888	21,295,255	13,567,282	14,221,829
[7] Common Shares authorized	200 million	200 million	200 million	unlimited	200 million

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 27

Statements of Operations
BlackRock
	Muni New York	BlackRock	BlackRock		BlackRock
	Intermediate	MuniYield	MuniYield	BlackRock	MuniYield
	Duration	Arizona	California	MuniYield	New Jersey
	Fund, Inc.	Fund, Inc.	Fund, Inc.	Investment Fund	Fund, Inc.
Six Months Ended January 31, 2011 (Unaudited)	(MNE)	(MZA)	(MYC)	(MYF)	(MYJ)
Investment Income
Interest	$ 2,203,253	$ 2,431,083	$ 12,473,171	$ 7,938,531	$ 7,615,472
Income — affiliated	42	—	1,608	3,230	1,346
Total income	2,203,295	2,431,083	12,474,779	7,941,761	7,616,818
Expenses
Investment advisory	252,052	255,887	1,348,127	783,281	812,443
Professional	33,492	27,074	58,703	42,859	35,985
Commissions for Preferred Shares	21,449	27,448	76,252	43,227	76,738
Transfer agent	10,619	17,551	22,132	21,390	22,271
Accounting services	8,146	8,588	31,536	20,409	27,107
Printing	4,117	2,725	18,089	11,613	13,776
Custodian	4,035	6,016	11,018	8,791	9,742
Registration	3,584	971	4,510	4,536	4,703
Officer and Directors	3,151	3,361	18,326	10,100	12,731
Miscellaneous	23,184	19,608	39,504	29,578	35,085
Total expenses excluding interest expense and fees	363,829	369,229	1,628,197	975,784	1,050,581
Interest expense and fees[1]	4,687	6,355	492,370	268,237	32,397
Total expenses	368,516	375,584	2,120,567	1,244,021	1,082,978
Less fees waived by advisor	(1,215)	(1,495)	(10,989)	(908)	(10,925)
Total expenses after fees waived	367,301	374,089	2,109,578	1,243,113	1,072,053
Net investment income	1,835,994	2,056,994	10,365,201	6,698,648	6,544,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	100,778	111,009	331,381	1,208	1,351,958
Financial futures contracts	—	(33,799)	(70,024)	—	—
	100,778	77,210	261,357	1,208	1,351,958
Net change in unrealized appreciation/depreciation on:
Investments	(4,020,552)	(5,949,303)	(35,033,180)	(22,355,279)	(20,459,629)
Financial futures contracts	—	25,901	53,571	—	—
	(4,020,552)	(5,923,402)	(34,979,609)	(22,355,279)	(20,459,629)
Total realized and unrealized loss	(3,919,774)	(5,846,192)	(34,718,252)	(22,354,071)	(19,107,671)
Dividends and Distributions to Preferred Shareholders From
Net investment income	(220,277)	(133,432)	(338,941)	(169,050)	(312,082)
Net realized gain	—	—	—	—	(4,522)
Total dividends and distributions to Preferred Shareholders	(220,277)	(133,432)	(338,941)	(169,050)	(316,604)
Net Decrease in Net Assets Applicable to
Common Shareholders Resulting from Operations	$ (2,304,057)	$ (3,922,630)	$ (24,691,992)	$ (15,824,473)	$ (12,879,510)
[1] Related to TOBs.

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT JANUARY 31, 2011

Statements of Changes in Net Assets BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months
	Ended
	January 31,	Year Ended
	2011	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010
Operations
Net investment income	$ 1,835,994	$ 3,684,614
Net realized gain	100,778	803,451
Net change in unrealized appreciation/depreciation	(4,020,552)	5,138,910
Dividends to Preferred Shareholders from net investment income	(220,277)	(436,446)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(2,304,057)	9,190,529
Dividends to Common Shareholders From
Net investment income	(1,526,937)	(2,822,521)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(3,830,994)	6,368,008
Beginning of period	61,009,609	54,641,601
End of period	$ 57,178,615	$ 61,009,609
Undistributed net investment income	$ 995,374	$ 906,594
	BlackRock MuniYield Arizona Fund, Inc. (MZA)
	Six Months
	Ended
	January 31,	Year Ended
	2011	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010
Operations
Net investment income	$ 2,056,994	$ 4,233,845
Net realized gain (loss)	77,210	(247,167)
Net change in unrealized appreciation/depreciation	(5,923,402)	6,055,148
Dividends to Preferred Shareholders from net investment income	(133,432)	(263,509)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(3,922,630)	9,778,317
Dividends to Common Shareholders From
Net investment income	(1,902,737)	(3,721,205)
Capital Share Transactions
Reinvestment of common dividends	54,635	112,033
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(5,770,732)	6,169,145
Beginning of period	62,618,126	56,448,981
End of period	$ 56,847,394	$ 62,618,126
Undistributed net investment income	$ 925,424	$ 904,599

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 29

Statements of Changes in Net Assets BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months
	Ended
	January 31,	Year Ended
	2011	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010
Operations
Net investment income	$ 10,365,201	$ 19,959,389
Net realized gain (loss)	261,357	(2,256,396)
Net change in unrealized appreciation/depreciation	(34,979,609)	28,173,305
Dividends to Preferred Shareholders from net investment income	(338,941)	(674,559)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(24,691,992)	45,201,739
Dividends to Common Shareholders From
Net investment income	(9,753,227)	(17,680,853)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(34,445,219)	27,520,886
Beginning of period	314,326,376	286,805,490
End of period	$279,881,157	$314,326,376
Undistributed net investment income	$ 5,230,862	$ 4,957,829
	BlackRock MuniYield Investment Fund (MYF)
	Six Months
	Ended
	January 31,	Year Ended
	2011	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010
Operations
Net investment income	$ 6,698,648	$ 12,956,609
Net realized gain	1,208	2,525,799
Net change in unrealized appreciation/depreciation	(22,355,279)	13,527,347
Dividends to Preferred Shareholders from net investment income	(169,050)	(333,344)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(15,824,473)	28,676,411
Dividends to Common Shareholders From
Net investment income	(6,172,435)	(11,015,894)
Capital Share Transactions
Reinvestment of common dividends	134,159	—
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(21,862,749)	17,660,517
Beginning of period	193,270,320	175,609,803
End of period	$171,407,571	$193,270,320
Undistributed net investment income	$ 3,842,074	$ 3,484,911

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT JANUARY 31, 2011

Statements of Changes in Net Assets BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

	Six Months
	Ended
	January 31,	Year Ended
	2011	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010
Operations
Net investment income	$ 6,544,765	$ 14,162,374
Net realized gain (loss)	1,351,958	(95,538)
Net change in unrealized appreciation/depreciation	(20,459,629)	14,265,738
Dividends and distributions to Preferred Shareholders from:
Net investment income	(312,082)	(622,979)
Net realized gain	(4,522)	—
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(12,879,510)	27,709,595
Dividends and Distributions to Common Shareholders From
Net investment income	(6,110,745)	(12,015,943)
Net realized gain	(89,313)	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(6,200,058)	(12,015,943)
Capital Share Transactions
Reinvestment of common dividends	281,803	—
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(18,797,765)	15,693,652
Beginning of period	216,433,480	200,739,828
End of period	$197,635,715	$216,433,480
Undistributed net investment income	$ 4,710,004	$ 4,588,066

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 31

Statements of Cash Flows
	BlackRock
	MuniYield	BlackRock
	California	MuniYield
	Fund Inc.	Investment Fund
Six Months Ended January 31, 2011 (Unaudited)	(MYC)	(MYF)
Cash Provided by Operating Activities
Net decrease in net assets resulting from operations, excluding dividends to Preferred Shareholders	$ (24,353,051)	$ (15,655,423)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(834,771)	(370,452)
Decrease in cash pledged as collateral for financial futures contracts	41,000	—
Decrease in investment advisory fees payable	(15,084)	(10,557)
Increase in interest expense and fees payable	34,396	11,123
Increase (decrease) in other affiliates payable	(361)	138
Decrease in other accrued expenses payable	(60,557)	(40,769)
Decrease in margin variation payable	(17,969)	—
Increase (decrease) in Officer’s and Directors’ fees payable	362	(64)
Net realized and unrealized gain on investments	34,648,228	22,354,071
Amortization of premium and accretion of discount on investments	698,558	148,288
Proceeds from sales of long-term investments	90,850,277	52,327,308
Purchases of long-term investments	(92,958,408)	(60,646,599)
Net proceeds from sales of short-term securities	3,738,201	4,123,948
Cash provided by operating activities	11,770,821	2,241,012
Cash Used for Financing Activities
Cash receipts from trust certificates	11,503,547	8,475,000
Cash payments on trust certificates	(13,329,698)	(4,545,149)
Cash dividends paid to Common Shareholders	(9,604,161)	(6,003,664)
Cash dividends paid to Preferred Shareholders	(340,509)	(167,971)
Increase in custodian bank payable	—	772
Cash used for financing activities	(11,770,821)	(2,241,012)
Cash
Net change in cash	—	—
Cash at beginning of period	—	—
Cash at end of period	—	—
Cash Flow Information
Cash paid during the period for interest and fees	$ 457,974	$ 257,114
Noncash Financing Activities
Capital shares issues in reinvestment of dividends paid to Common Shareholders	—	$ 134,159
A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT JANUARY 31, 2011

Financial Highlights			BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months			Period
	Ended			June 1,
	January 31,	Year Ended July 31,		2008		Year Ended May 31,
	2011			to July 31,
	(Unaudited)	2010	2009	2008	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 14.50	$ 12.99	$ 13.51	$ 14.05	$ 14.91	$ 14.66	$ 15.05
Net investment income[1]	0.44	0.88	0.87	0.14	0.91	0.90	0.87
Net realized and unrealized gain (loss)	(0.94)	1.40	(0.55)	(0.53)	(0.86)	0.24	(0.37)
Dividends to Preferred Shareholders
from net investment income	(0.05)	(0.10)	(0.20)	(0.04)	(0.27)	(0.25)	(0.20)
Net increase (decrease) from investment operations	(0.55)	2.18	0.12	(0.43)	(0.22)	0.89	0.30
Dividends to Common Shareholders
from net investment income	(0.36)	(0.67)	(0.64)	(0.11)	(0.64)	(0.64)	(0.69)
Net asset value, end of period	$ 13.59	$ 14.50	$ 12.99	$ 13.51	$ 14.05	$ 14.91	$ 14.66
Market price, end of period	$ 12.66	$ 13.54	$ 11.60	$ 12.12	$ 12.81	$ 13.93	$ 13.03
Total Investment Return[2]
Based on net asset value	(3.72)% [3]	17.67%	2.26%	(3.01)%[3]	(1.10)%	6.57%	2.52%
Based on market price	(3.95)%[3]	23.05%	1.79%	(4.56)%[3]	(3.48)%	12.02%	2.03%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.21%[5]	1.20%	1.33%	1.39%[6]	1.28%	1.31%	1.33%
Total expenses after fees waived and paid indirectly[4]	1.21%[5]	1.12%	1.15%	1.15%[6]	1.04%	1.08%	1.10%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,7]	1.19%[5]	1.12%	1.11%	1.11%[6]	1.04%	1.08%	1.10%
Net investment income[4]	6.04%[5]	6.30%	7.01%	6.36%[6]	6.31%	6.01%	5.89%
Dividends to Preferred Shareholders	0.73%[5]	0.75%	1.59%	1.84%[6]	1.89%	1.66%	1.32%
Net investment income to Common Shareholders	5.31%[5]	5.55%	5.42%	4.52%[6]	4.42%	4.35%	4.57%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 57,179	$ 61,010	$ 54,642	$ 56,830	$ 59,101	$ 62,701	$ 61,672
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 29,625	$ 29,625	$ 29,625	$ 29,625	$ 31,000	$ 31,000	$ 31,000
Portfolio turnover	12%	27%	32%	2%	21%	29%	49%
Asset coverage, end of period per $1,000	$ 2,930[8]	$ 3,060[8]	$ 2,844[8]	$ 2,918[8]	$ 2,906[8]	$ 3,023[8]	$ 2,989

1 Based on average Common Shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Annualized. Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratio of the total expenses, total expenses after fees waived and paid indirectly, total expenses after fees waived and fees paid indirectly and excluding interest expense and fees, net investment income and net investment income to
Common Shareholders would have been 1.79%, 1.55%, 1.50%, 5.96% and 4.12%, respectively.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
8 Asset coverage per Preferred Share at $25,000 liquidation preference for the periods ended January 2011, July 2010, July 2009, July 2008, May 2008 and May 2007 are
$73,253, $76,492, $71,119, $72,970, $72,676 and $75,573, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 33

Financial Highlights				BlackRock MuniYield Arizona Fund, Inc. (MZA)

	Six Months			Period
	Ended			November 1,
	January 31,	Year Ended July 31,		2007		Year Ended October 31,
	2011			to July 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.73	$ 12.40	$ 12.81	$ 13.96	$ 14.53	$ 14.39	$ 15.04
Net investment income[1]	0.45	0.93	0.95	0.72	0.95	0.98	0.97
Net realized and unrealized gain (loss)	(1.27)	1.28	(0.47)	(1.00)	(0.46)	0.36	(0.49)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.03)	(0.06)	(0.19)	(0.19)	(0.29)	(0.26)	(0.14)
Net realized gain	—	—	—	(0.05)	(0.02)	(0.02)	(0.00)[2]
Net increase (decrease) from investment operations	(0.85)	2.15	0.29	(0.52)	0.18	1.06	0.34
Dividends and distributions to Common Shareholders from:
Net investment income	(0.42)	(0.82)	(0.70)	(0.51)	(0.69)	(0.80)	(0.92)
Net realized gain	—	—	—	(0.12)	(0.06)	(0.12)	(0.02)
Total dividends and distributions to Common Shareholders	(0.42)	(0.82)	(0.70)	(0.63)	(0.75)	(0.92)	(0.94)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	0.00[3]	(0.05)
Net asset value, end of period	$ 12.46	$ 13.73	$ 12.40	$ 12.81	$ 13.96	$ 14.53	$ 14.39
Market price, end of period	$ 12.13	$ 13.67	$ 12.85	$ 13.94	$ 13.66	$ 14.79	$ 16.03
Total Investment Return[4]
Based on net asset value	(6.37)%[5]	17.75%	3.27%	(3.79)%[5]	1.29%	7.47%	1.91%
Based on market price	(8.45)%[5]	13.13%	(1.66)%	6.99%[5]	(2.63)%	(1.80)%	13.07%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[6]	1.21%[7]	1.25%	1.46%	1.61%[7]	1.76%	1.71%	1.52%
Total expenses after fees waived and paid indirectly[6]	1.21%[7]	1.24%	1.42%	1.59%[7]	1.75%	1.70%	1.51%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[6,8]	1.19%[7]	1.22%	1.36%	1.40%[7]	1.37%	1.33%	1.20%
Net investment income[6]	6.64%[7]	6.99%	8.16%	7.19%[7]	6.65%	6.90%	6.54%
Dividends to Preferred Shareholders	0.43%[7]	0.44%	1.61%	1.94%[7]	2.04%	1.83%	0.91%
Net investment income to Common Shareholders	6.21%[7]	6.56%	6.55%	5.25%[7]	4.61%	5.07%	5.63%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 56,847	$ 62,618	$ 56,449	$ 58,218	$ 63,228	$ 65,611	$ 64,630
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 38,800	$ 38,800	$ 38,800	$ 40,300	$ 40,300	$ 40,300	$ 40,300
Portfolio turnover	4%	25%	39%	13%	31%	31%	28%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 61,630	$ 65,350	$ 61,375	$ 61,122	$ 64,232	$ 65,708	$ 65,098

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.
8 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT JANUARY 31, 2011

Financial Highlights BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months			Period
	Ended			November 1,
	January 31,	Year Ended July 31,		2007		Year Ended October 31,
	2011			to July 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 14.76	$ 13.47	$ 13.71	$ 14.60	$ 15.11	$ 14.73	$ 15.27
Net investment income[1]	0.49	0.94	0.91	0.69	0.93	0.96	0.93
Net realized and unrealized gain (loss)	(1.63)	1.21	(0.33)	(0.88)	(0.49)	0.37	(0.46)
Dividends to Preferred Shareholders
from net investment income	(0.02)	(0.03)	(0.13)	(0.20)	(0.29)	(0.25)	(0.13)
Net increase (decrease) from investment operations	(1.16)	2.12	0.45	(0.39)	0.15	1.08	0.34
Dividends to Common Shareholders
from net investment income	(0.46)	(0.83)	(0.69)	(0.50)	(0.66)	(0.70)	(0.86)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	0.00[2]	(0.02)
Net asset value, end of period	$ 13.14	$ 14.76	$ 13.47	$ 13.71	$ 14.60	$ 15.11	$ 14.73
Market price, end of period	$ 12.75	$ 14.44	$ 12.44	$ 13.07	$ 13.25	$ 14.00	$ 13.37
Total Investment Return[3]
Based on net asset value	(8.00)%[4]	16.59%	4.64%	(2.55)%[4]	1.36%	8.03%	2.59%
Based on market price	(8.75)%[4]	23.51%	1.37%	2.37%[4]	(0.72)%	10.28%	(1.46)%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.37%[6]	1.19%	1.49%	1.49%[6]	1.77%	1.52%	1.13%
Total expenses after fees waived[5]	1.36%[6]	1.18%	1.47%	1.45%[6]	1.75%	1.51%	1.13%
Total expenses after fees waived and excluding
interest expense and fees[5,7]	1.04%[6]	0.99%	1.08%	1.06%[6]	1.06%	1.06%	0.98%
Net investment income[5]	6.68%[6]	6.53%	7.07%	6.24%[6]	6.29%	6.51%	6.16%
Dividends to Preferred Shareholders	0.22%[6]	0.22%	0.99%	1.83%[6]	1.93%	1.70%	0.84%
Net investment income to Common Shareholders	6.46%[6]	6.31%	6.08%	4.41%[6]	4.36%	4.81%	5.32%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 279,881	$ 314,326	$ 286,805	$ 292,002	$ 310,934	$ 321,701	$ 313,708
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 105,950	$ 105,950	$ 105,950	$ 126,500	$ 175,000	$ 175,000	$ 175,000
Portfolio turnover	17%	41%	38%	30%	41%	39%	53%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 91,044	$ 99,173	$ 92,679	$ 82,724	$ 69,452	$ 70,985	$ 69,818

1 Based on average Common Shares outstanding.
2 Amount is less than $0.01 per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 35

Financial Highlights BlackRock MuniYield Investment Fund (MYF)

	Six Months			Period
	Ended			November 1,
	January 31,	Year Ended July 31,		2007		Year Ended October 31,
	2011			to July 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 14.26	$ 12.95	$ 13.59	$ 14.53	$ 15.11	$ 14.91	$ 15.27
Net investment income[1]	0.49	0.96	0.96	0.73	0.99	0.99	0.98
Net realized and unrealized gain (loss)	(1.66)	1.18	(0.77)	(0.94)	(0.57)	0.28	(0.26)
Dividends to Preferred Shareholders
from net investment income	(0.01)	(0.02)	(0.13)	(0.21)	(0.30)	(0.26)	(0.14)
Net increase (decrease) from investment operations	(1.18)	2.12	0.06	(0.42)	0.12	1.01	0.58
Dividends to Common Shareholders
from net investment income	(0.45)	(0.81)	(0.70)	(0.52)	(0.70)	(0.81)	(0.92)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.00)[2]	(0.02)
Net asset value, end of period	$ 12.63	$ 14.26	$ 12.95	$ 13.59	$ 14.53	$ 15.11	$ 14.91
Market price, end of period	$ 12.62	$ 14.36	$ 11.72	$ 11.91	$ 12.86	$ 14.35	$ 14.93
Total Investment Return[3]
Based on net asset value	(8.44)%[4]	17.12%	1.93%	(2.52)%[4]	1.21%	7.24%	3.98%
Based on market price	(9.15)%[4]	30.32%	5.26%	(3.48)%[4]	(5.68)%	1.71%	11.34%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.31%[6]	1.26%	1.35%	1.42%[6]	1.47%	1.44%	1.25%
Total expenses after fees waived[5]	1.31%[6]	1.26%	1.34%	1.40%[6]	1.46%	1.42%	1.25%
Total expenses after fees waived and excluding
interest expense and fees[5,7]	1.03%[6]	1.02%	1.12%	1.10%[6]	1.10%	1.09%	1.05%
Net investment income[5]	7.06%[6]	6.92%	7.66%	6.77%[6]	6.72%	6.63%	6.46%
Dividends to Preferred Shareholders	0.18%[6]	0.18%	1.09%	1.92%[6]	2.01%	1.75%	0.95%
Net investment income to Common Shareholders	6.88%[6]	6.74%	6.57%	4.85%[6]	4.71%	4.88%	5.51%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 171,408	$ 193,270	$ 175,610	$ 184,315	$ 197,014	$ 204,865	$ 202,042
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 59,475	$ 59,475	$ 59,475	$ 90,825	$ 110,000	$ 110,000	$ 110,000
Portfolio turnover	16%	41%	63%	22%	25%	46%	42%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 97,052	$ 106,242	$ 98,819	$ 75,742	$ 69,790	$ 71,574	$ 70,920

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT JANUARY 31, 2011

Financial Highlights BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

	Six Months			Period
	Ended			December 1,
	January 31,	Year Ended July 31,		2007		Year Ended November 30,
	2011			to July 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.24	$ 14.13	$ 14.36	$ 15.18	$ 15.90	$ 15.37	$ 15.25
Net investment income[1]	0.46	1.00	0.98	0.62	1.01	1.00	1.01
Net realized and unrealized gain (loss)	(1.34)	1.00	(0.34)	(0.79)	(0.74)	0.54	0.18
Dividends to Preferred Shareholders
from net investment income	(0.02)	(0.04)	(0.15)	(0.18)	(0.29)	(0.25)	(0.16)
Net increase (decrease) from investment operations	(0.90)	1.96	0.49	(0.35)	(0.02)	1.29	1.03
Dividends to Common Shareholders from:
Net investment income	(0.43)	(0.85)	(0.72)	(0.47)	(0.70)	(0.76)	(0.91)
Net realized gain	(0.01)	—	—	—	—	—	—
Total dividends and distributions	(0.44)	(0.85)	(0.72)	(0.47)	(0.70)	(0.76)	(0.91)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	—	(0.00)[2]
Net asset value, end of period	$ 13.90	$ 15.24	$ 14.13	$ 14.36	$ 15.18	$ 15.90	$ 15.37
Market price, end of period	$ 13.30	$ 15.19	$ 13.49	$ 13.52	$ 13.66	$ 15.47	$ 14.38
Total Investment Return[3]
Based on net asset value	(6.05)%[4]	14.34%	4.50%	(2.17)%[4]	0.11%	8.83%	7.08%
Based on market price	(9.81)%[4]	19.38%	5.96%	2.35%[4]	(7.41)%	13.17%	3.72%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.01%[6]	1.01%	1.15%	1.22%[6]	1.28%	1.44%	1.39%
Total expenses after fees waived[5]	1.00%[6]	1.00%	1.14%	1.20%[6]	1.27%	1.44%	1.39%
Total expenses after fees waived and excluding
interest expense and fees[5,7]	0.97%[6]	0.98%	1.05%	1.13%[6]	1.10%	1.09%	1.09%
Net investment income[5]	6.12%[6]	6.71%	7.21%	6.27%[6]	6.56%	6.50%	6.47%
Dividends to Preferred Shareholders	0.30%[6]	0.30%	1.12%	1.85%[6]	1.85%	1.65%	1.05%
Net investment income to Common Shareholders	5.82%[6]	6.41%	6.09%	4.42%[6]	4.71%	4.85%	5.42%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 197,636	$ 216,433	$ 200,740	$ 204,022	$ 215,585	$ 225,855	$ 218,250
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 102,200	$ 102,200	$ 102,200	$ 104,725	$ 119,000	$ 119,000	$ 119,000
Portfolio turnover	9%	15%	21%	11%	18%	9%	32%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 73,348	$ 77,946	$ 74,107	$ 73,709	$ 70,305	$ 72,452	$ 70,858

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 37

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Muni New York Intermediate Duration Fund, Inc. (“MNE”),
BlackRock MuniYield Arizona Fund, Inc. (“MZA”), BlackRock MuniYield
California Fund, Inc. (“MYC”), BlackRock MuniYield Investment Fund
(“MYF”) and BlackRock MuniYield New Jersey Fund, Inc. (“MYJ”) (collec-
tively, the “Funds” or individually as a “Fund”) are registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as non-
diversified, closed-end management investment companies. MNE, MZA,
MYC and MYJ are organized as Maryland corporations. MYF is organized as a Massachusetts business trust. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Boards of Directors and the Board of Trustees of the
Funds are referred to throughout this report as the “Board of Directors” or the “Board.” The Funds determine, and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and infor-
mation with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price.
Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value det-
erminations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The
Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such trans-
actions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such con-
ditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, inc-
luding the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the Schedules of Investments, if any.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds.
Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates
(“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-
term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the
TOB to a Fund. The TOB may also be terminated without the consent of a
Fund upon the occurrence of certain events as defined in the TOB agree-
ments. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the munic-
ipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended January
31, 2011, no TOBs that the Funds participated in were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, there-
fore the municipal bonds deposited into a TOB are presented in the Funds’
Schedules of Investments and the proceeds from the issuance of the short-
term floating rate certificates are shown as trust certificates in the
Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and dis-
counts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services

38 SEMI-ANNUAL REPORT JANUARY 31, 2011

Notes to Financial Statements (continued)

to a TOB are shown as interest expense and fees in the Statements of
Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certifi-
cates to the TOB for redemption at par at each reset date. At January 31,
2011, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

Underlying
Municipal
	Bonds	Liability for	Range of
	Transferred	Trust	Interest
	to TOBs	Certificates	Rates
MNE	$ 2,254,882	$ 1,125,000	0.29% — 0.56%
MZA	$ 2,979,420	$ 1,500,000	0.29%
MYC	$211,748,282	$115,992,503	0.29% — 0.36%
MYF	$110,986,578	$ 62,174,500	0.29% — 0.44%
MYJ	$ 13,574,117	$ 8,653,701	0.29% — 0.35%

For the six months ended January 31, 2011, the Funds’ average trust certificates outstanding and the daily weighted average interest rates, including fees, were as follows:

	Average Trust	Daily Weighted
	Certificates	Average
	Outstanding	Interest Rate
MNE	$ 1,125,000	0.83%
MZA	$ 1,500,000	0.85%
MYC	$122,251,769	0.80%
MYF	$ 63,847,695	0.84%
MYJ	$ 8,653,701	0.75%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and distributions to shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset values per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segre-
gated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred
Shareholders are accrued and determined as described in Note 6.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on each Fund’s US federal tax return remains open for each of the four periods ended as follows:

	Year Ended	Period	Year Ended
MNE	July 31, 2010,	June 1, 2008 to	May 31, 2007,
	July 31, 2009	July 31, 2008	May 31, 2008
MZA	July 31, 2010,	November 1, 2007 to
	July 31, 2009	July 31, 2008	October 31, 2007
MYC	July 31, 2010,	November 1, 2007 to
	July 31, 2009	July 31, 2008	October 31, 2007
MYF	July 31, 2010,	November 1, 2007 to
	July 31, 2009	July 31, 2008	October 31, 2007
MYJ	July 31, 2010,	December 1, 2007 to
	July 31, 2009	July 31, 2008	November 30, 2007

The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent
Directors had invested the deferred amounts directly in certain other
BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and dis-
tributions from the BlackRock Closed-End Fund investments under the plan if any, are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which if

SEMI-ANNUAL REPORT JANUARY 31, 2011 39

Notes to Financial Statements (continued)

applicable are shown as fees paid indirectly in the Statements of
Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as interest rate risk.
These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavor-
able change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between a Fund and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:
The Effect of Derivative Instruments in the Statements of Operations
Six Months Ended January 31, 2011

Net Realized Loss from
	MZA	MYC
Interest rate contracts:
Financial futures contracts	$ (33,799)	$ (70,024)
Net Change in Unrealized
Appreciation/Depreciation on
	MZA	MYC
Interest rate contracts:
Financial futures contracts	$ 25,901	$ 53,571

For the six months ended January 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

	MZA	MYC
Financial futures contracts:
Average number of contracts sold	6	13
Average notional value of contracts sold	$ 746,801	$ 1,555,836

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but
BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each
Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets as follows:

MNE	0.55%
MZA	0.50%
MYC	0.50%
MYF	0.50%
MYJ	0.50%

Average daily net assets are the average daily value of each Fund’s total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indi-
rectly through its investment in affiliated money market funds, however the
Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affil-
iated investment companies, if any. These amounts are shown as fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2011, the amounts waived were as follows:

MNE	$ 1,215
MZA	$ 1,495
MYC	$10,989
MYF	$ 908
MYJ	$10,925

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”), an affiliate of the Manager. The
Manager pays BIM, for services it provides, a monthly fee that is a percent-
age of the investment advisory fees paid by each Fund to the Manager.

For the period August 1, 2010 through December 31, 2010, each Fund reimbursed the Manager for certain accounting services, which are

40 SEMI-ANNUAL REPORT JANUARY 31, 2011

Notes to Financial Statements (continued)

included in accounting services in the Statements of Operations. The reim-
bursements were as follows:

MNE	$ 362
MZA	$ 419
MYC	$2,255
MYF	$1,531
MYJ	$3,084

Effective January 1, 2011, the Funds no longer reimburse the Manager for accounting services.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2011, were as follows:

	Purchases	Sales
MNE	$10,883,480	$11,325,458
MZA	$ 7,095,247	$ 3,746,712
MYC	$87,514,346	$95,067,859
MYF	$51,174,504	$48,883,654
MYJ	$38,450,162	$28,860,863

5. Concentration, Market and Credit Risk:

MNE, MZA, MYC and MYJ invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluct-
uations. Similar to issuer credit risk, the Funds may be exposed to count-
erparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of January 31, 2011, MZA and MYC invest a significant portion of their assets in the County/City/Special District/School District and Utilities
sectors. MYF invests a significant portion of its assets in securities in the
County/City/Special District/School District sector. MYJ invests a significant portion of its assets in securities in the State sector. Changes in economic conditions affecting the County/City/Special District/School District, State
and Utilities sectors would have a greater impact on the Funds, and could affect the value, income and/or liquidity of positions in such securities.

6. Capital Share Transactions:

Each Fund, except for MYF, is authorized to issue 200 million shares (MYF is authorized to issue an unlimited number of shares, par value $0.10 per share) including Preferred Shares, all of which were initially classified as
Common Shares. Each Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended	Year Ended
	January 31,	July 31,
	2011	2010
MZA	3,936	8,600
MYF	9,258	—
MYJ	18,587	—

Shares issued and outstanding remained constant for MNE and MYC for the six months ended January 31, 2011 and the year ended
July 31, 2010.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Articles of Supplementary/ Statement of Preferences/Certificate of Designation
as applicable, (the “Governing Instrument”) are not satisfied.

From time to time in the future, each Fund may effect repurchases of its
Preferred Shares at prices below their liquidation preference as agreed upon by the Fund and seller. Each Fund also may redeem its Preferred
Shares from time to time as provided in the applicable Governing
Instrument. Each Fund intends to effect such redemptions and/or repur-
chases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

SEMI-ANNUAL REPORT JANUARY 31, 2011 41

Notes to Financial Statements (continued)

The holders of Preferred Shares have voting rights equal to the holders of
Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Funds had the following series of Preferred Shares outstanding, effective yields and reset frequency as of January 31, 2011:

				Reset
		Preferred	Effective Frequency
	Series	Shares	Yield	Days
MNE	F7	1,185	1.50%[1]	7
MZA	A	499	0.44%[2]	7
	B	668	0.41%[2]	7
	C	385	1.50%[1]	7
MYC	A	1,453	0.41%[2]	28
	B	1,453	0.44%[2]	7
	C	484	0.37%[2]	28
	D	848	1.47%[1]	7
MYF	A	1,189	0.44%[2]	7
	B	865	0.44%[2]	7
	C	325	1.50%[1]	7
MYJ	A	2,061	0.44%[2]	7
	B	1,288	0.44%[2]	7
	C	739	1.47%[1]	7

1 The maximum applicable rate on this series of Preferred Shares is the higher of
110% plus or times (i) the Telerate/BAA LIBOR or (ii) 90% of Kenny S&P 30-day
High Grade Index rate divided by 1.00 minus the marginal tax rate.
2 The maximum applicable rate on this series of Preferred Shares is the higher of
110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day
High Grade Index rate divided by 1.00 minus the marginal tax rate.

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days, respectively, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is as footnoted in the preceding table above. The low, high and average dividend rates on the

Preferred Shares for each Fund for the six months ended January 31,
2011 were as follows:

	Series	Low	High	Average
MNE	F7	1.43%	1.56%	1.48%
MZA	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	1.43%	1.56%	1.48%
MYC	A	0.38%	0.50%	0.43%
	B	0.37%	0.50%	0.42%
	C	0.37%	0.46%	0.43%
	D	1.43%	1.56%	1.49%
MYF	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	1.43%	1.56%	1.48%
MYJ	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	1.43%	1.56%	1.48%

Since February 13, 2008, the Preferred Shares of the Funds failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.37% to 1.56%
for the six months ended January 31, 2011. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Fund’s auction rate Preferred Shares than buyers. A successful auction for the Funds’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Funds pay commissions of 0.15% on the aggregate principal amount of all shares that fail to clear their auctions and 0.25% on the aggregate principal amount of all shares that successfully clear their auctions.
Certain broker dealers have individually agreed to reduce commissions for failed auctions.

Preferred Shares issued and outstanding remained constant for the six months ended January 31, 2011 and the year ended July 31, 2010 for all Funds.

During the period, MZA, MYC, MYF and MYJ entered into a Fee Agreement
(the “Agreement”) with a financial institution in relation to the potential refinancing of Preferred Shares. Pursuant to the terms of the Agreement, effective February 1, 2011 MZA, MYC, MYF and MYJ will pay a liquidity fee, through the earlier of the date of the potential refinancing or July 1, 2011, at an annual rate of 0.50% of the potential refinancing amounts.

42 SEMI-ANNUAL REPORT JANUARY 31, 2011

Notes to Financial Statements (concluded)

7. Capital Loss Carryforwards:

As of July 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires July 31,	MNE	MZA	MYC
2011	—	—	$ 178,107
2012	$ 134,161	—	—
2015	25,350	—	—
2016	739,187	$ 318,483	393,490
2017	501,235	—	169,064
2018	840,312	870,092	4,870,067
Total	$ 2,240,245	$ 1,188,575	$ 5,610,728

Expires July 31,	MYF	MYJ
2011	—	—
2012	$ 1,266,217	$ 239,556
2015	—	—
2016	2,101,744	104,422
2017	—	421,488
2018	9,884,628	1,234,241
Total	$ 13,252,589	$ 1,999,707

Under the recently enacted Regulated Investment Company Modernization
Act of 2010, capital losses incurred by the Funds after July 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 1, 2011 to
Common Shareholders of record on February 15, 2011 as follows:

Common Dividend
Per Share
MNE	$0.0610
MZA	$0.0695
MYC	$0.0790
MYF	$0.0775
MYJ	$0.0725

The dividends declared on Preferred Shares for the period February 1,
2011 to February 28, 2011 were as follows:

		Dividends
	Series	Declared
MNE	F7	$33,620
MZA	A	$ 3,954
	B	$ 5,365
	C	$10,922
MYC	A	$11,629
	B	$11,513
	C	$ 3,681
	D	$24,089
MYF	A	$ 9,421
	B	$ 6,837
	C	$ 9,211
MYJ	A	$16,331
	B	$10,258
	C	$20,993

SEMI-ANNUAL REPORT JANUARY 31, 2011 43

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Director
Richard S. Davis, Fund President1 and Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne Ackerley, Fund President2 and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira Shapiro, Secretary
1 For MYF.
2 For MNE, MZA, MYC and MYJ.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company3
Boston, MA 02111

The Bank of New York Mellon4
New York, NY 10286

Transfer Agent
Common Shares
Computershare Trust Company, N.A.3
Providence, RI 02940

BNY Mellon Shareowner Services4
Jersey City, NJ 07310

Auction Agent
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
3 For MNE.
4 For MZA, MYC, MYF and MYJ.

Effective February 11, 2011, John M. Perlowski became President and
Chief Executive Officer of the Funds.

Effective November 10, 2010, Ira Shapiro became Secretary of the Funds.

44 SEMI-ANNUAL REPORT JANUARY 31, 2011

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 2, 2010 for shareholders of record on July 6, 2010, to elect director nominees for each
Fund. Due to a lack of quorum of Preferred Shares, action on the proposal regarding the preferred shares nominees' election for MNE, MZA and MYJ was subsequently adjourned to October 5, 2010; and action on the proposal regarding preferred shares nominees’ election for MNE, MZA and MYJ was addi-
tionally adjourned to November 2, 2010. There were no broker non-votes with regard to any of the Funds.

	Richard E. Cavanagh				Richard S. Davis			Frank J. Fabozzi
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
MNE¹	3,504,891	441,106	0	3,576,393	369,604	0	128	0	0
MZA¹	4,172,494	175,458	0	4,210,630	137,322	0	350	0	0
MYC	18,009,777	441,738	0	18,011,127	440,388	0	2,473	60	0
MYF	12,289,380	246,926	0	12,268,075	268,231	0	1,943	26	0
MYJ¹	12,778,504	305,722	0	12,786,058	298,168	0	702	54	0
	Kathleen F. Feldstein				James T. Flynn			Henry Gabbay
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
MNE	3,394,898	551,099	0	3,576,393	369,604	0	3,576,393	369,604	0
MZA	4,193,967	153,985	0	4,172,494	175,458	0	4,172,494	175,458	0
MYC	17,984,817	466,698	0	18,000,029	451,486	0	18,013,827	437,688	0
MYF	12,268,354	267,952	0	12,265,475	270,831	0	12,287,040	249,266	0
MYJ	12,785,432	298,794	0	12,862,779	221,447	0	12,808,309	275,917	0
		Jerrold B. Harris			R. Glenn Hubbard			W. Carl Kester
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
MNE¹	3,504,891	441,106	0	3,447,586	498,411	0	128	0	0
MZA¹	4,205,716	142,236	0	4,196,042	151,910	0	350	0	0
MYC	17,995,777	455,738	0	18,083,313	368,202	0	2,473	60	0
MYF	12,286,040	250,266	0	12,215,046	321,260	0	1,943	26	0
MYJ¹	12,787,059	297,167	0	12,795,474	288,752	0	705	51	0
		Karen P. Robards
		Votes
	Votes For	Withheld	Abstain
MNE	3,571,569	374,428	0
MZA	4,206,238	141,714	0
MYC	17,986,805	464,710	0
MYF	12,283,386	252,920	0
MYJ	12,809,921	274,305	0
[1] Due to the lack of a quorum of Preferred Shares, MNE, MZA and MYJ were unable to act on the election of the two directors reserved for election solely by the Preferred
Shareholders for the Funds. Accordingly, Frank J. Fabozzi and W. Carl Kester will remain in office and continue to serve as directors for the Funds.

SEMI-ANNUAL REPORT JANUARY 31, 2011 45

Additional Information (continued)

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to pro-
vide shareholders with a more stable level of dividend distributions, the
Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month.
The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your share-
holder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commision (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the
SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. Each Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of
http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds.

46 SEMI-ANNUAL REPORT JANUARY 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT JANUARY 31, 2011 47

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares which creates risks for Common

Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies –
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes to any of the portfolio managers identified in the most recent annual report on Form N-CSR

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: April 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: April 4, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: April 4, 2011